As filed with the Securities and Exchange Commission on May 20, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Fund (Unaudited) 3/31/15

Number of Shares		Value	†

Long Positions (100.5%)

Common Stocks (66.4%)

Aerospace & Defense (2.0%)
747	B/E Aerospace, Inc.	$47,524	Ø
2,059	Exelis, Inc.	50,178	Ø
400	Honeywell International, Inc.	41,724
168	MacDonald Dettwiler & Associates Ltd.	13,019Ø
400	United Technologies Corp.	46,880Ø
		199,325
Airlines (0.0%)
170	Hawaiian Holdings, Inc.	3,744	*

Auto Components (3.0%)
633	American Axle & Manufacturing Holdings, Inc.	16,350	*Ø
308	Delphi Automotive PLC	24,560	Ø
60	Lear Corp.	6,649
1,801	TRW Automotive Holdings Corp.	188,835	*Ø
634	Visteon Corp.	61,118	*£Ø
		297,512
Banks (1.7%)
10,559	China Construction Bank Corp. Class H	8,764	Ø
18,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	11,669	Ø
2,000	Citizens Financial Group, Inc.	48,260
394	City National Corp.	35,097	Ø
1,171	ING Groep NV CVA	17,153	*
5,466	Israel Discount Bank Ltd. Class A	9,229	*
900	Kasikornbank PCL	6,360
4,500	Mizuho Financial Group, Inc.	7,909	Ø
200	Sumitomo Mitsui Financial Group, Inc.	7,661	Ø
209	Susquehanna Bancshares, Inc.	2,865	Ø
300	The Bank of Kentucky Financial Corp.	14,715	Ø
		169,682
Beverages (1.4%)
2,190	Ambev SA	12,660
424	Belvedere SA	6,686	*Ø
4,440	Cott Corp.	41,603	£
1,841	Davide Campari-Milano SpA	12,843
471	PepsiCo, Inc.	45,037	Ø
433	The Coca-Cola Co.	17,558	Ø
		136,387
Biotechnology (1.1%)
101	Actelion Ltd.	11,649	*Ø
150	Auspex Pharmaceuticals, Inc.	15,040	*
1,000	Cellular Dynamics International, Inc.	16,430	*
500	Chelsea Therapeutics International Ltd.	55*fNØ
500	Hyperion Therapeutics, Inc.	22,950	*
100	Pharmacyclics, Inc.	25,595	*Ø
715	QLT, Inc.	2,796	*£
76	United Therapeutics Corp.	13,105	*£
		107,620
Building Products (0.2%)
600	Norcraft Cos., Inc.	15,342	*

Capital Markets (1.8%)
1,710	Apollo Global Management LLC Class A	36,936	Ø
2,651	Apollo Investment Corp.	20,346	Ø
469	Azimut Holding SpA	13,369
104	Capital Southwest Corp.	4,828	£
483	Morgan Stanley	17,238	Ø
2,838	RCS Capital Corp. Class A	30,196	£
1,123	Solar Capital Ltd.	22,730	Ø
519	The Blackstone Group LP	20,184
94	The Goldman Sachs Group, Inc.	17,669	Ø
		183,496
Chemicals (3.9%)
375	Air Products & Chemicals, Inc.	56,730
530	Ashland, Inc.	67,474	£Ø
100	Auriga Industries A/S Class B	4,493	*Ø
488	FMC Corp.	27,938	Ø
1,376	Huntsman Corp.	30,506	Ø
1,158	Sigma-Aldrich Corp.	160,094	Ø
408	WR Grace & Co.	40,339	*Ø
		387,574
Commercial Services & Supplies (0.5%)
257	Steelcase, Inc. Class A	4,867
1,147	Tyco International PLC	49,390	Ø
		54,257
Communications Equipment (1.1%)
22	Aruba Networks, Inc.	539	*
3,000	Emulex Corp.	23,910	*Ø
1,826	Juniper Networks, Inc.	41,231	Ø
400	Motorola Solutions, Inc.	26,668	Ø
800	Riverbed Technology, Inc.	16,728	*Ø
		109,076
Consumer Finance (0.0%)
100	Springleaf Holdings, Inc.	5,177	*£

Containers & Packaging (0.3%)
6,315	Nampak Ltd.	21,156	Ø
4,210	Pact Group Holdings Ltd.	$13,504	Ø
		34,660
Diversified Consumer Services (0.6%)
1,920	Regis Corp.	31,411	*£Ø
661	Service Corp. International	17,219	Ø
295	Stonemor Partners LP	8,499
		57,129
Diversified Financial Services (1.1%)
7,610	Nomad Holdings Ltd.	85,521	*Ø
1,914	Silver Eagle Acquisition Corp.	22,968	*
		108,489
Diversified Telecommunication Services (0.9%)
2,428	Globalstar, Inc.	8,085	*£
1,546	Intelsat SA	18,552	*Ø
1,600	Jazztel PLC	21,805	*Ø
129	Sunrise Communications Group AG	11,177	*ñ
33,774	Telecom Italia SpA	31,758	Ø
		91,377
Electric Utilities (0.7%)
600	Cleco Corp.	32,712	Ø
300	Hawaiian Electric Industries, Inc.	9,636	Ø
400	Pepco Holdings, Inc.	10,732	Ø
639	PPL Corp.	21,509	Ø
		74,589
Electrical Equipment (0.3%)
600	Eltek ASA	875	Ø
138	Emerson Electric Co.	7,813
400	Polypore International, Inc.	23,560	*Ø
		32,248
Electronic Equipment, Instruments & Components (0.6%)
200	Axis Communications AB	7,892
475	Belden, Inc.	44,441	Ø
200	Viasystems Group, Inc.	3,498	*Ø
		55,831
Energy Equipment & Services (1.2%)
586	Baker Hughes, Inc.	37,258	Ø
984	Dresser-Rand Group, Inc.	79,065	*Ø
2,281	Paragon Offshore PLC	2,965
		119,288
Food & Staples Retailing (0.8%)
278	CVS Health Corp.	28,692	Ø
123	Sysco Corp.	4,641	£
525	Walgreens Boots Alliance, Inc.	44,457	Ø
		77,790
Food Products (0.5%)
267	Kellogg Co.	17,609	£
549	Oceana Group Ltd.	4,554	Ø
320	Suedzucker AG	3,907
228	The JM Smucker Co.	26,386	£
		52,456
Health Care Equipment & Supplies (1.3%)
864	Alere, Inc.	42,250	*Ø
500	ArthroCare Corp.	175	*fN
350	STERIS Corp.	24,594	Ø
100	Wright Medical Group, Inc.	2,580	*
519	Zimmer Holdings, Inc.	60,993	£
		130,592
Health Care Providers & Services (0.8%)
2,261	Accretive Health, Inc.	13,069	*Ø
645	Brookdale Senior Living, Inc.	24,355	*Ø
345	Catamaran Corp.	20,541	*
173	Fresenius SE & Co. KGaA	10,314	Ø
934	Mediclinic International Ltd.	9,377	Ø
		77,656
Hotels, Restaurants & Leisure (3.7%)
1,131	Accor SA	58,977	Ø
1,764	Aramark	55,795	Ø
1,325	Bloomin' Brands, Inc.	32,237	Ø
1,085	Bob Evans Farms, Inc.	50,192	Ø
420	Churchill Downs, Inc.	48,288	Ø
1,300	International Game Technology	22,633	Ø
250	Life Time Fitness, Inc.	17,740	*
1,898	MGM Resorts International	39,915	*£Ø
712	Morgans Hotel Group Co.	5,518	*£
1,132	Pinnacle Entertainment, Inc.	40,854	*Ø
		372,149
Household Durables (0.1%)
316	Lennar Corp. Class B	12,988

Industrial Conglomerates (0.7%)
37,100	Alliance Global Group, Inc.	21,946	Ø
250	Carlisle Cos., Inc.	23,158	Ø
1,202	General Electric Co.	29,822	Ø
		74,926
Insurance (2.5%)
150	Ambac Financial Group, Inc.	3,630	*£
600	American International Group, Inc.	32,874	Ø
300	Aspen Insurance Holdings Ltd.	14,169	Ø
2,552	Assured Guaranty Ltd.	67,347	Ø
854	BB Seguridade Participacoes SA ADR	8,783
1,000	Brit PLC	4,122	ñ
1,055	National Interstate Corp.	29,624	Ø
192	Sampo OYJ Class A	9,684
1,401	Sanlam Ltd.	9,029
874	The Hartford Financial Services Group, Inc.	36,551	Ø
2,443	WMI Holdings Corp.	5,375	*£
826	XL Group PLC	30,397	Ø
		251,585
Internet & Catalog Retail (0.5%)
940	Liberty Ventures Series A	39,489	*£
770	Orbitz Worldwide, Inc.	8,978	*
11	Travelport Worldwide Ltd.	184
		48,651
Internet Software & Services (1.8%)
800	AOL, Inc.	31,688	*Ø
77	Carbonite, Inc.	1,101	*
749	eBay, Inc.	43,202	*Ø
136	Equinix, Inc.	31,668	Ø
34	Google, Inc. Class A	18,860	*Ø
508	Travelport LLC	8,488	*
952	Yahoo!, Inc.	42,302	*£
		177,309
IT Services (0.4%)
200	InterXion Holding NV	5,640	*
500	Visa, Inc. Class A	32,705
		38,345
Life Sciences Tools & Services (0.1%)
98	Thermo Fisher Scientific, Inc.	13,165	£

Machinery (0.4%)
100	FANUC Corp.	21,831
50	Pentair PLC	3,145
357	Xylem, Inc.	12,502
		37,478
Media (7.2%)
81	Altice SA	8,783	*Ø
869	Cablevision Systems Corp. Class A	15,903	£Ø
1,060	CBS Corp. Class B	64,268	£Ø
270	Cineplex, Inc.	10,633	Ø
1,100	Cumulus Media, Inc. Class A	2,717	*
2,254	DIRECTV	191,815	*Ø
472	DISH Network Corp. Class A	33,068	*£Ø
1,141	Gannett Co., Inc.	42,308Ø
2,240	Gray Television, Inc.	30,957	*£
800	Journal Communications, Inc. Class A	11,856*Ø
879	Liberty Global PLC Series C	43,783*Ø
322	Loral Space & Communications, Inc.	22,038	*£
662	New Media Investment Group, Inc.	15,842	£
159	Nexstar Broadcasting Group, Inc. Class A	9,098Ø
75	SFX Entertainment, Inc.	307	*
270	Sinclair Broadcast Group, Inc. Class A	$8,481Ø
711	Time Warner Cable, Inc.	106,565£Ø
457	Time Warner, Inc.	38,589Ø
638	Tribune Media Co. Class A	38,797Ø
102	Viacom, Inc. Class A	7,006	£
246	Viacom, Inc. Class B	16,802	£
		719,616
Metals & Mining (0.5%)
4,902	Gold Fields Ltd. ADR	19,657	Ø
2,281	SunCoke Energy, Inc.	34,078	Ø
		53,735
Multiline Retail (1.7%)
400	Dollar Tree, Inc.	32,458	*Ø
1,697	Family Dollar Stores, Inc.	134,470	Ø
		166,928
Multi-Utilities (0.4%)
925	NiSource, Inc.	40,848	Ø

Oil, Gas & Consumable Fuels (2.5%)
430	Anadarko Petroleum Corp.	35,608	£
195	Caltex Australia Ltd.	5,175
818	Cheniere Energy Partners LP	24,507
1,263	Cheniere Energy Partners LP Holdings LLC	30,274	Ø
465	Cheniere Energy, Inc.	35,991	*£
312	Hess Corp.	21,176	£
1,747	Liquefied Natural Gas Ltd.	4,168	*
165	Occidental Petroleum Corp.	12,045	£
400	SemGroup Corp. Class A	32,536	Ø
6,357	Talisman Energy, Inc.	48,822	Ø
		250,302
Personal Products (0.1%)
10,588	Asaleo Care Ltd.	15,206

Pharmaceuticals (4.1%)
413	Actavis PLC	122,917	*£
88	Bayer AG	13,166
632	Hospira, Inc.	55,515	*Ø
101	Novartis AG	9,969	Ø
200	Perrigo Co. PLC	33,110	Ø
201	Revance Therapeutics, Inc.	4,167	*£
474	Salix Pharmaceuticals Ltd.	81,912	*
268	Teva Pharmaceutical Industries Ltd. ADR	16,696	£
1,573	Zoetis, Inc.	72,814	£Ø
		410,266
Professional Services (0.1%)
102	Randstad Holding NV	6,183

Real Estate Investment Trusts (4.3%)
1,538	American Realty Capital Properties, Inc.	15,149	£
786	Apollo Commercial Real Estate Finance, Inc.	13,503
1,110	Associated Estates Realty Corp.	27,395	£
150	Aviv REIT, Inc.	5,475	Ø
1,392	Colony Financial, Inc.	36,081	Ø
309	CyrusOne, Inc.	9,616
391	Easterly Government Properties, Inc.	6,276	*
965	Lamar Advertising Co. Class A	57,196
5,399	New Senior Investment Group, Inc.	89,785	£Ø
1,947	Newcastle Investment Corp.	9,443	£
6,702	NorthStar Realty Finance Corp.	121,440	£Ø
116	Simon Property Group, Inc.	22,694	Ø
606	STAG Industrial, Inc.	14,253
280	Xenia Hotels & Resorts, Inc.	6,370
		434,676
Real Estate Management & Development (1.4%)
441	Altus Group Ltd.	6,811	Ø
1,247	CBRE Group, Inc. Class A	48,271	*Ø
200	Conwert Immobilien Invest SE	2,506	*
100	Daito Trust Construction Co. Ltd.	11,166
500	Daiwa House Industry Co. Ltd.	9,855	Ø
2,190	DO Deutsche Office AG	9,535	*
2,625	Kennedy Wilson Europe Real Estate PLC	42,794	Ø
10,500	Pruksa Real Estate PCL	9,341	Ø
		140,279
Road & Rail (1.0%)
811	Hertz Global Holdings, Inc.	17,583	*£
1,255	Roadrunner Transportation Systems, Inc.	31,714	*Ø
218	Ryder System, Inc.	20,686	Ø
1,017	Swift Transportation Co.	26,462	*Ø
		96,445
Semiconductors & Semiconductor Equipment (0.6%)
425	Altera Corp.	18,237
800	Broadcom Corp. Class A	34,636	Ø
127	OmniVision Technologies, Inc.	3,349	*Ø
344	Tokyo Electron Ltd. ADR	5,975
343	Vitesse Semiconductor Corp.	1,821	*
		64,018
Software (2.4%)
200	Advent Software, Inc.	8,822
310	Mavenir Systems, Inc.	5,499	*
3,402	Nuance Communications, Inc.	48,819	*Ø
1,510	PTC, Inc.	54,617	*Ø
1,929	Verint Systems, Inc.	119,463	*£Ø
		237,220
Specialty Retail (1.2%)
975	ANN, Inc.	$40,004	*Ø
465	JB Hi-Fi Ltd.	6,595
450	Lowe's Cos., Inc.	33,476	Ø
333	Tiffany & Co.	29,307	Ø
360	Vitamin Shoppe, Inc.	14,829	*
100	World Duty Free SpA	1,075	*
		125,286
Technology Hardware, Storage & Peripherals (1.2%)
1,211	EMC Corp.	30,953
1,688	NCR Corp.	49,813	*£Ø
437	Western Digital Corp.	39,771	£Ø
		120,537
Textiles, Apparel & Luxury Goods (0.4%)
380	PVH Corp.	40,493	Ø

Thrifts & Mortgage Finance (0.1%)
1,119	Federal National Mortgage Association	2,630	*Ø
100	Home Loan Servicing Solutions Ltd.	1,654
430	Hudson City Bancorp., Inc.	4,506	Ø
		8,790
Tobacco (0.2%)
302	Lorillard, Inc.	19,736	Ø

Trading Companies & Distributors (0.5%)
176	AerCap Holdings NV	7,682	*
1,009	Air Lease Corp.	38,080	Ø
		45,762
Transportation Infrastructure (0.3%)
400	Macquarie Infrastructure Co. LLC	32,916	Ø

Water Utilities (0.1%)
300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,626
1,400	Cia de Saneamento Basico do Estado de Sao Paulo	7,769	Ø
		9,395
Wireless Telecommunication Services (0.1%)
200	SoftBank Corp.	11,648
64	T-Mobile US, Inc.	2,028	*
		13,676
Total Common Stocks (Cost $6,494,989)		6,660,206

Preferred Stocks (0.1%)
Banks (0.1%)
1,473	National Bank of Greece SA , Ser. A, 9.00% (Cost $26,824)	12,962	*Ø

Exchange Traded Funds (1.0%)
1,579	iPATH S&P 500 VIX Short-Term Futures ETN	40,470	*Ø
2,485	PowerShares DB U.S. Dollar Index Bullish Fund	$64,361	*Ø

Total Exchange Traded Funds (Cost $103,887)		104,831

Number of Rights

Rights (0.0%)

Food and Staples Retailing (0.0%)
1,000	Safeway, Inc. (Casa Ley)	300	*fN
1,000	Safeway, Inc. (Property Development Centers)	49	*fN
		349
Health Care Providers & Services (0.0%)
163	Community Health Systems, Inc., due 1/4/16	4	*£

Total Rights (Cost $29)		353

Number of Warrants

Warrants (0.0%)

Diversified Financial Services (0.0%)
8,191	Nomad Holdings Ltd., due 4/10/17 (Cost $3,601)	3,317	*

Principal Amount

Bank Loan Obligationsμ (8.0%)

Advertising (0.6%)
$14,850	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	14,063	Ø
49,500	Authentic Brands Group LLC, 1st Lien Term Loan, 5.50%, due 5/22/21	49,541	Ø
		63,604
Aerospace & Defense (0.3%)
2,154	The SI Organization, Inc., 1st Lien Delayed Draw Term Loan, 5.75%, due 11/23/19	2,162	††
32,331	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 11/23/19	32,444Ø
		34,606
Building Materials (0.1%)
7,000	Hanson Building Products Term Loan, 6.50%, due 3/5/22	6,987

Commercial Services & Supplies (0.7%)
13,000	Accuvant, Inc., Term Loan B, 6.25%, due 12/15/21	12,978
11,173	Indiana Toll Road Concession Co. LLC, Swap Claim	10,433
40,422	Indiana Toll Road Concession Co. LLC, Term Loan A, due 6/28/15	37,820	≠
2,682	Indiana Toll Road Concession Co. LLC, Term Loan B, due 6/28/15	2,509	≠
6,014	Indiana Toll Road Concession Co. LLC, Term Loan C, due 6/28/15	5,627	≠
3,000	Research Now Group, Inc., 1st Lien Term Loan, 6.75%, due 3/18/21	3,000
		72,367
Communications Equipment (0.1%)
11,000	Riverbed Technology, Inc., Term Loan B, due 2/25/22	11,099	^^

Diversified Financial Services (0.7%)
50,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	49,000	Ø
24,936	IG Investments Holdings LLC, 1st Lien Term Loan, 6.00%, due 10/31/21	$24,926	Ø
		73,926
Electric Utilities (0.5%)
49,125	Astoria Energy LLC, Term Loan, 5.00%, due 12/18/21	48,972	Ø

Healthcare - Products (0.4%)
39,000	Curo Health Services Holdings, Inc., Term Loan B, 6.50%, due 2/2/22	39,081

Hotels, Restaurants & Leisure (0.5%)
53,730	Caesars Entertainment Operating Co., Inc., Term Loan B, 9.75%, due 3/1/17	48,939	Ø

Insurance (1.1%)
96,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	96,312
9,000	Hyperion Insurance Group Ltd., Term Loan B, due 3/26/22	9,045	^^
		105,357
Internet Software & Services (1.1%)
2,993	Answers Corp., Term Loan, 6.25%, due 10/3/21	2,850	Ø
49,499	The Active Network, Inc., Term Loan, 5.50%, due 11/15/20	49,272	Ø
49,634	TravelClick, Inc., 1st Lien Term Loan, 5.50%, due 5/8/21	49,511	Ø
9,975	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	10,057
		111,690
Machinery (0.4%)
41,000	Dynacast International LLC, Term Loan, 5.25%, due 1/29/22	41,359

Media (0.6%)
7,960	Endemol N.V., 1st Lien Term Loan, 6.75%, due 8/6/21	7,894	Ø
50,000	Liberty Cablevision of Puerto Rico LLC, Term Loan B, due 1/7/22	49,219	^^
4,975	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	4,989	Ø
		62,102
Multiline Retail (0.0%)
2,283	JC Penney Corp., Inc., Term Loan, 6.00%, due 5/21/18	2,276	Ø

Oil, Gas & Consumable Fuel (0.1%)
2,000	Energy Transfer Equity LP, Term Loan, 5.75%, due 1/31/20	2,015
8,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, due 9/30/20	5,834
		7,849
Pharmaceuticals (0.6%)
49,602	Amneal Pharmaceuticals LLC, Term Loan B, 4.75%, due 10/30/20	49,819	Ø
3,904	Valeant Pharmaceuticals International, Inc., Delayed Draw Term Loan B, due 4/1/22	3,920	^^
5,096	Valeant Pharmaceuticals International, Inc., Term Loan, due 4/1/22	5,118	^^
		58,857
Telecommunications (0.1%)
6,948	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	6,913	Ø

Transportation (0.1%)
9,000	Coyote Logistics LLC, Term Loan B, due 3/24/22	9,022	^^

Total Bank Loan Obligations (Cost $795,214)		805,006

Corporate Debt Securities(3.3%)

Chemicals (0.0%)
3,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	4	≠

Diversified Telecommunication Services (1.6%)
100,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	105,500	£ñ
54,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	51,030	£
		156,530
Food & Staples Retailing (0.0%)
3,000	Rite Aid Corp., 6.13%, due 4/1/23	3,075	ñ

Household Products (0.0%)
4,000	The Sun Products Corp., 7.75%, due 3/15/21	3,500	£ñ

Insurance (0.5%)
36,888	Ambac Assurance Corp., 5.10%, due 6/7/20	42,698	£ñØ
5,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	2,170	μ
		44,868
Media (0.1%)
4,000	DISH DBS Corp., 5.00%, due 3/15/23	3,889	£
6,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	6,450	£
		10,339
Oil, Gas & Consumable Fuels (0.6%)
6,000	Navios Maritime Acquisition Corp., 8.13%, due 11/15/21	6,030	£ñ
50,000	Overseas Shipholding Group, Inc., 8.13%, due 3/30/18	49,562	Ø
		55,592
Specialty Retail (0.5%)
50,000	Petco Holdings, Inc., 8.50%, due 10/15/17	51,375	cñ

Wireless Telecommunication Services (0.0%)
3,000	NII International Telecom SCA, 11.38%, due 8/15/19	2,850	≠£ñ

Total Corporate Debt Securities (Cost $332,213)		328,133

Municipal Notes (0.4%)

Puerto Rico (0.4%)
50,000	Puerto Rico Commonwealth GO Bonds, Ser. A, 8.00%, due 7/1/35 (Cost $45,856)	41,000	Ø

Number of Contracts

Purchased Options (0.3%)

Call Options (0.1%)
5	Alcatel-Lucent, Call, Jun 2015 @ 3.5	215
20	Applied Materials, Inc., Call, Apr 2015 @ 20	5,720
2	Applied Materials, Inc., Call, Apr 2015 @ 21	350
2	Applied Materials, Inc., Call, Apr 2015 @ 23	126
2	Applied Materials, Inc., Call, Jul 2015 @ 25	184
4	AT&T, Inc., Call, Jun 2015 @ 46	–	[f]
22	AT&T, Inc., Call, Jun 2015 @ 47	–	[f]
3	Dresser-Rand Group, Inc., Call, Jun 2015 @ 75	2,370
20	General Electric Co., Call, Jan 2016 @ 27	1,140
7	Molson Coors Brewing Co., Call, Jan 2016 @ 82.5	3,290
1	Talisman Energy, Inc., Call, Jul 2015 @ 6	185
2	Vitesse Semiconductor Corp., Call, May 2015 @ 5	50
2	Vodafone Group PLC, Call, Apr 2015 @ 38	4
		13,634

Put Options (0.2%)
1	Actavis PLC, Put, Apr 2015 @ 190	–	[f]
11	AT&T, Inc., Put, Jun 2015 @ 30	407
9	AT&T, Inc., Put, Jun 2015 @ 33	1,278
1	Baker Hughes, Inc., Put, Jan 2016 @ 57.5	345
1	Baker Hughes, Inc., Put, Jan 2016 @ 65	630
8	Cumulus Media, Inc., Put, Sep 2015 @ 2.5	400
2	Cumulus Media, Inc., Put, Sep 2015 @ 5	510
4	Delphi Automotive PLC, Put, Apr 2015 @ 75	60
1	DIRECTV, Put, Jun 2015 @ 85	310
1	Dresser-Rand Group, Inc., Put, Sep 2015 @ 70	260
2	EuroTrust A/S, Put, Apr 2015 @ 3700	1,260
1	Halliburton Co., Put, Jul 2015 @ 40	120
3	Hawaiian Holdings, Inc., Put, Jul 2015 @ 19	240
10	iShares Russell 2000 ETF, Put, Sep 2015 @ 111	3,070
3	Lorillard, Inc., Put, Jun 2015 @ 67.5	1,530
1	Pharmacyclics, Inc., Put, Aug 2015 @ 220	285
1	Salix Pharmaceuticals Ltd., Put, Jul 2015 @ 150	5
16	SPDR S&P 500 ETF Trust, Put, May 2015 @ 200	3,632
5	SPDR S&P 500 ETF Trust, Put, Jun 2015 @ 206	3,040
7	Talisman Energy, Inc., Put, Jan 2016 @ 3	35
2	Time Warner Cable, Inc., Put, Jul 2015 @ 150	2,420
1	T-Mobile US, Inc., Put, Jan 2016 @ 27	130
		19,967

Total Purchased Options (Cost $44,292)		33,601

Number of Shares

Short-Term Investments (21.0%)

Capital Markets (0.2%)
523	AP Alternative Assets LP	19,220	*

Money Market Fund (20.8%)
2,082,914	Morgan Stanley Institutional Liquidity Fund	2,082,914Ø

Total Short-Term Investments (Cost $2,101,346)		2,102,134

Total Long Positions (100.5%) (Cost $9,948,251)		$10,091,543	##

Cash, receivable and other assets, less liabilities (27.9%)		2,796,250±†††Ø

Short Positions (see summary below) ((28.4)%)		(2,849,025)

Total Net Assets (100.0%)		$10,038,768

Number Of Shares		Value †

Short Positions ((28.4)%)

Common Stocks Sold Short (15.5%)£ØØ

Auto Components (0.2%)
(365)	Gentherm, Inc.	$(18,436)*

Automobiles (0.2%)
(1,103)	Fiat Chrysler Automobiles NV	(17,906)*

Banks (0.5%)
(53)	BB&T Corp.	(2,066)
(525)	Comerica, Inc.	(23,693)
(180)	First Midwest Bancorp, Inc.	(3,126)
(179)	FirstMerit Corp.	(3,412)
(36)	M&T Bank Corp.	(4,572)
(116)	PrivateBancorp, Inc.	(4,080)
(124)	Royal Bank of Canada	(7,485)
(78)	Wintrust Financial Corp.	(3,719)
		(52,153)
Biotechnology (0.1%)
(174)	Exact Sciences Corp.	(3,831)*
(389)	Keryx Biopharmaceuticals, Inc.	(4,952)*
		(8,783)
Building Products (0.1%)
(400)	LIXIL Group Corp.	(9,466)

Capital Markets (0.2%)
(264)	Deutsche Bank AG	(9,149)
(202)	Julius Baer Group Ltd.	(10,097)*
		(19,246)
Chemicals (0.8%)
(325)	Cabot Corp.	(14,625)
(175)	EI du Pont de Nemours & Co.	(12,507)
(96)	International Flavors & Fragrances, Inc.	(11,270)
(325)	Praxair, Inc.	(39,241)
		(77,643)
Commercial Services & Supplies (0.1%)
(267)	HNI Corp.	(14,730)

Communications Equipment (0.3%)
(160)	Harris Corp.	(12,602)
(76)	Mitel Networks Corp.	(773)*
(225)	QUALCOMM, Inc.	(15,601)
		(28,976)
Distributors (0.2%)
(175)	Genuine Parts Co.	(16,308)

Diversified Consumer Services (0.0%)
(24)	Weight Watchers International, Inc.	(168)*

Diversified Telecommunication Services (0.8%)
(982)	AT&T, Inc.	(32,062)
(26,656)	Telecom Italia SpA	(31,212)*
(360)	Verizon Communications, Inc.	(17,507)
		(80,781)
Electric Utilities (0.2%)
(394)	CEZ AS	(9,631)
(469)	Fortum OYJ	(9,826)
		(19,457)
Electrical Equipment (0.1%)
(255)	Emerson Electric Co.	(14,438)

Electronic Equipment, Instruments & Components (0.2%)
(202)	Anixter International, Inc.	(15,378)*
(75)	Zebra Technologies Corp. Class A	(6,804)*
		(22,182)
Energy Equipment & Services (0.1%)
(235)	Halliburton Co.	(10,312)

Food & Staples Retailing (0.3%)
(375)	Sysco Corp.	(14,149)
(155)	Wal-Mart Stores, Inc.	(12,749)
		(26,898)
Food Products (0.8%)
(416)	Campbell Soup Co.	(19,365)
(600)	Flowers Foods, Inc.	(13,644)
(215)	General Mills, Inc.	(12,169)
(150)	Ingredion, Inc.	(11,673)
(200)	McCormick & Co., Inc.	(15,422)
(152)	The Hain Celestial Group, Inc.	(9,735)*
		(82,008)
Health Care Equipment & Supplies (0.1%)
(465)	Getinge AB Class B	(11,490)
(104)	Tornier NV	(2,727)*
		(14,217)
Household Durables (0.2%)
(307)	Lennar Corp. Class A	(15,906)

Household Products (0.1%)
(125)	The Clorox Co.	(13,799)

Industrial Conglomerates (0.2%)
(225)	Siemens AG ADR	(24,345)

Insurance (0.4%)
(200)	The Allstate Corp.	(14,234)
(225)	The Travelers Cos., Inc.	(24,329)
		(38,563)
Internet & Catalog Retail (0.1%)
(149)	Expedia, Inc.	(14,025)

Internet Software & Services (0.5%)
(366)	Alibaba Group Holding Ltd. ADR	(30,466)*
(417)	GrubHub, Inc.	(18,928)*
		(49,394)
IT Services (0.2%)
(100)	International Business Machines Corp.	(16,050)
(272)	The Western Union Co.	(5,660)
		(21,710)
Leisure Products (0.2%)
(259)	Mattel, Inc.	(5,918)
(100)	Polaris Industries, Inc.	(14,110)
		(20,028)
Machinery (1.4%)
(89)	Caterpillar, Inc.	(7,123)
(100)	Cummins, Inc.	(13,864)
(322)	Deere & Co.	(28,236)
(157)	Dover Corp.	(10,852)
(200)	Illinois Tool Works, Inc.	(19,428)
(610)	Kone OYJ Class B	(27,048)
(175)	Parker-Hannifin Corp.	(20,786)
(243)	Tennant Co.	(15,885)
		(143,222)
Media (0.6%)
(182)	Comcast Corp. Class A	(10,277)
(1,346)	Dex Media, Inc.	(5,640)*
(550)	Discovery Communications, Inc. Class A	(16,918)*
(300)	Omnicom Group, Inc.	(23,394)
		(56,229)
Multiline Retail (0.5%)
(398)	Dollar Tree, Inc.	(32,296)*
(1,686)	JC Penney Co., Inc.	(14,179)*
		(46,475)
Multi-Utilities (0.1%)
(232)	Wisconsin Energy Corp.	(11,484)

Oil, Gas & Consumable Fuels (0.4%)
(201)	Boardwalk Pipeline Partners LP	(3,236)
(450)	Exxon Mobil Corp.	(38,250)
		(41,486)
Pharmaceuticals (0.5%)
(350)	AbbVie, Inc.	(20,489)
(47)	Pacira Pharmaceuticals, Inc.	(4,176)*
(525)	Sagent Pharmaceuticals, Inc.	(12,206)*
(50)	Valeant Pharmaceuticals International, Inc.	(9,931)*
		(46,802)
Professional Services (0.1%)
(250)	Nielsen Holdings NV	(11,143)

Real Estate Investment Trusts (1.5%)
(600)	CBL & Associates Properties, Inc.	(11,880)
(101)	Digital Realty Trust, Inc.	(6,662)
(1,210)	Inland Real Estate Corp.	(12,935)
(233)	National Retail Properties, Inc.	(9,546)
(135)	Omega Healthcare Investors, Inc.	(5,477)
(271)	Pebblebrook Hotel Trust	(12,620)
(101)	Post Properties, Inc.	(5,750)
(206)	PS Business Parks, Inc.	(17,106)
(326)	Realty Income Corp.	(16,822)
(168)	Regency Centers Corp.	(11,431)
(603)	Retail Opportunity Investments Corp.	(11,035)
(613)	Retail Properties of America, Inc. Class A	(9,826)
(192)	Taubman Centers, Inc.	(14,809)
		(145,899)
Real Estate Management & Development (0.0%)
(120)	Altisource Portfolio Solutions SA	(1,544)*

Road & Rail (0.3%)
(294)	Knight Transportation, Inc.	(9,482)
(132)	Old Dominion Freight Line, Inc.	(10,204)*
(389)	Werner Enterprises, Inc.	(12,218)
		(31,904)
Semiconductors & Semiconductor Equipment (0.3%)
(287)	Applied Materials, Inc.	(6,475)
(875)	Fairchild Semiconductor International, Inc.	(15,907)*
(500)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(11,740)
		(34,122)
Software (0.6%)
(200)	CommVault Systems, Inc.	(8,740)*
(259)	NetScout Systems, Inc.	(11,357)*
(209)	VMware, Inc. Class A	(17,140)*
(250)	Workday, Inc. Class A	(21,103)*
		(58,340)
Specialty Retail (1.2%)
(25)	AutoZone, Inc.	(17,054)*
(866)	Barnes & Noble, Inc.	(20,568)*
(425)	Bed Bath & Beyond, Inc.	(32,629)*
(1,775)	Guess?, Inc.	(32,997)
(254)	Outerwall, Inc.	(16,795)
		(120,043)
Technology Hardware, Storage & Peripherals (0.1%)
(316)	Diebold, Inc.	(11,205)

Textiles, Apparel & Luxury Goods (0.2%)
(81)	Coach, Inc.	(3,356)
(250)	Michael Kors Holdings Ltd.	(16,437)*
		(19,793)
Tobacco (0.0%)
(48)	Reynolds American, Inc.	(3,308)

Trading Companies & Distributors (0.5%)
(707)	Fastenal Co.	(29,295)
(68)	WW Grainger, Inc.	(16,035)
		(45,330)
Total Common Stocks Sold Short (Proceeds $(1,565,346))		(1,560,207)

Exchange Traded Funds Sold Short (12.6%)£ØØ
(1,066)	Energy Select Sector SPDR Fund	(82,700)
(796)	Health Care Select Sector SPDR Fund	(57,710)
(557)	Industrial Select Sector SPDR Fund	(31,064)
(133)	iShares Nasdaq Biotechnology ETF	(45,676)
(1,279)	iShares Russell 2000 ETF	(159,044)
(2,092)	iShares U.S. Real Estate ETF	(165,938)
(628)	Materials Select Sector SPDR Fund	(30,634)
(884)	Powershares QQQ Trust Series 1	(93,350)
(1,690)	SPDR S&P 500 ETF Trust	(348,867)
(672)	SPDR S&P MidCap 400 ETF Trust	(186,305)
(168)	Vanguard REIT ETF	(14,124)
(778)	WisdomTree Japan Hedged Equity Fund	(42,883)

Total Exchange Traded Funds Sold Short (Proceeds $(1,208,158))		(1,258,295)

Principal Amount

Corporate Debt Securities Sold Short(0.3%)£ØØ

Diversified Financial Services (0.1%)
$(11,800)	Alphabet Holding Co., Inc., 7.75%, due 11/1/17		(11,623)[c]

IT Services (0.1%)
(16,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(10,200	)ñ

Metals & Mining (0.0%)
(3,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40		(1,560)

Oil, Gas & Consumable Fuels (0.1%)
(7,000)	SESI LLC, 7.13%, due 12/15/21		(7,140)

Total Corporate Debt Securities Sold Short (Proceeds $(30,196))			(30,523)

Total Short Positions (Proceeds $(2,803,700))			$(2,849,025)

See Notes to Schedule of Investments

March 31, 2015
Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
†    In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund’s investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Municipal Notes. Inputs used to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

       The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swap contracts (“total return swaps”) is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of March 31, 2015:

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks
Banks	$100,937	$68,745	$—	$169,682
Beverages	116,858	19,529	—	136,387
Biotechnology	95,916	11,704	—	107,620
Capital Markets	170,127	13,369	—	183,496
Chemicals	383,081	4,493	—	387,574
Containers & Packaging	—	34,660	—	34,660
Diversified Financial Services	22,968	85,521	—	108,489
Diversified Telecommunication Services	26,637	64,740	—	91,377
Electrical Equipment	31,373	875	—	32,248
Electronic Equipment, Instruments & Components	47,939	7,892	—	55,831
Food Products	43,995	8,461	—	52,456
Health Care Equipment & Supplies	130,417	175	—	130,592
Health Care Providers & Services	57,965	19,691	—	77,656
Hotels, Restaurants & Leisure	313,172	58,977	—	372,149
Industrial Conglomerates	52,980	21,946	—	74,926
Insurance	228,750	22,835	—	251,585
Internet Software & Services	168,821	8,488	—	177,309
Machinery	15,647	21,831	—	37,478
Media	710,833	8,783	—	719,616
Oil, Gas & Consumable Fuels	240,959	9,343	—	250,302
Personal Products	—	15,206	—	15,206
Pharmaceuticals	387,131	23,135	—	410,266
Professional Services	—	6,183	—	6,183
Real Estate Management & Development	55,082	85,197	—	140,279
Specialty Retail	117,616	7,670	—	125,286
Wireless Telecommunication Services	2,028	11,648	—	13,676
Other Common Stocks^	2,497,877	—	—	2,497,877
Total Common Stocks	6,019,109	641,097	—	6,660,206
Preferred Stocks^	12,962	—	—	12,962
Exchange Traded Funds	104,831	—	—	104,831
Rights
Food & Staples Retailing	—	—	349	349
Health Care Providers & Services	4	—	—	4
Total Rights	4	—	349	353
Warrants^	—	3,317	—	3,317
Bank Loan Obligations
Commercial Services & Supplies	—	69,367	3,000	72,367
Diversified Financial Services	—	24,926	49,000	73,926
Internet Software & Services	—	62,179	49,511	111,690
Oil, Gas & Consumable Fuel	—	5,834	2,015	7,849
Other Bank Loan Obligations^	—	539,174	—	539,174
Total Bank Loan Obligations	—	701,480	103,526	805,006
Corporate Debt Securities
Chemicals	—	—	4	4

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

	Level 1	Level 2	Level 3§	Total
Other Corporate Debt Securities^	$ —	$328,129	$ —	$ 328,129
Total Corporate Debt Securities	—	328,129	4	328,133
Municipal Notes	—	41,000	—	41,000
Purchased Options	33,601	—	—	33,601
Short-Term Investments
Capital Markets	—	19,220	—	19,220
Money Market Fund	—	2,082,914	—	2,082,914
Total Short-Term Investments	—	2,102,134	—	2,102,134
Total Long Positions	$6,170,507	$3,817,157	$103,879	$10,091,543

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

§  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 03/31/15
Investments in Securities:
Rights‡
Food & Staples Retailing	$ —	$ —	$349	$ —	$—	$ —	$ —	$ 349	$349

Bank Loan ObligationsΩ
Aerospace & Defense	36,446	—	—	—	—	—	(36,446)	—	—
Auto Components	49,625	18	732	125	(50,500)	—	—	—	—
Commercial Services & Supplies	21,296	—	15	2,985	—	—	(21,296)	3,000	15
Diversified Financial Services	48,750	6	244	—	—	—	—	49,000	244
Electric Utilities	49,250	—	—	—	—	—	(49,250)	—	—
Internet Software & Services	49,010	18	605	—	(122)	—	—	49,511	603
Media	48,500	—	—	—	—	—	(48,500)	—	—
Oil, Gas & Consumable Fuel	—	—	35	1,980	—	—	—	2,015	35
Telecommunications	6,930	—	—	—	—	—	(6,930)	—	—
Corporate Debt SecuritiesΩ
Chemicals	45	—	(41)	—	—	—	—	4	(41)
Total	$309,852	$42	$1,939	$5,090	$(50,622)	$—	$(162,422)	$103,879	$1,205

Ω   These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

‡  As of the period ended March 31, 2015, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended March 31, 2015, certain securities were transferred from one level (as of December 31, 2014) to another.  Based on beginning of period market values as of January 1, 2015, $162,422 was transferred from Level 3 to Level 2 as a result of an increase in the number of observable inputs that were readily available to the independent pricing service.

As of the period ended March 31, 2015, there were no transfers between Level 1 and 2.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of March 31, 2015:
Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$—	$17,325	$—	$17,325
Total	$—	$17,325	$—	$17,325

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of March 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Automobiles	$—	$(17,906)	$—	$(17,906)
Building Products	—	(9,466)	—	(9,466)
Capital Markets	—	(19,246)	—	(19,246)
Diversified Telecommunication Services	(49,569)	(31,212)	—	(80,781)
Electric Utilities	—	(19,457)	—	(19,457)
Health Care Equipment & Supplies	(2,727)	(11,490)	—	(14,217)
Machinery	(116,174)	(27,048)	—	(143,222)
Other Common Stocks Sold Short^	(1,255,912)	—	—	(1,255,912)
Total Common Stocks Sold Short	(1,424,382)	(135,825)	—	(1,560,207)
Exchange Traded Funds Sold Short	(1,258,295)	—	—	(1,258,295)
Corporate Debt Securities Sold Short^	—	(30,523)	—	(30,523)
Total Short Positions	$(2,682,677)	$(166,348)	$—	$(2,849,025)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of March 31, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(8,285)	$—	$(8,285)
Equity swaps (unrealized depreciation)	—	(11,805)	—	(11,805)
Total return swaps (unrealized depreciation)	$ —	$ (17,526)	$ —	$ (17,526)
Options written	(9,468)	—	—	(9,468)
Total	$(9,468)	$(37,616)	$—	$(47,084)

##
At March 31, 2015, the cost of investments for U.S. federal income tax purposes was $9,948,251. Gross unrealized appreciation of investments was $355,822 and gross unrealized depreciation of investments was $212,530, resulting in net unrealized appreciation of $143,292 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of March 31, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)

±	At March 31, 2015, the Fund had outstanding call and put options written as follows:

	Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
	Altera Corp., Call	4	$45	April 2015	$(512)
	Applied Materials, Inc., Call	5	26	April 2015	(40)
	AT&T, Inc., Call	5	38	June 2015	(25)
	AT&T, Inc., Call	13	40	June 2015	(26)
	AT&T, Inc., Put	18	25	June 2015	(90)
	Delphi Automotive PLC, Call	2	77.5	April 2015	(680)
	Dresser-Rand Group, Inc., Call	3	80	June 2015	(1,110)
	General Electric Co., Put	20	23	January 2016	(2,180)
	iShares Russell 2000 ETF, Put	10	90	September 2015	(650)
	Molson Coors Brewing Co., Put	7	67.5	January 2016	(3,570)
	Talisman Energy, Inc., Call	4	8	July 2015	(20)
	Talisman Energy, Inc., Put	5	7	June 2015	(275)
	Time Warner Cable, Inc., Call	2	155	April 2015	(290)

	Total				$(9,468)

≠	Security had an event of default.
£	At March 31, 2015, the Fund had pledged securities in the amount of $1,078,375 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved in the good faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 31, 2015, these securities amounted to $230,327 of long positions and $(10,200) of short positions, or 2.3% and (0.1%), respectively, of net assets for the Fund.

N	These securities have been deemed by the investment manager to be illiquid. At March 31, 2015, these securities amounted to $579 or 0.0% of net assets for the Fund.
Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ	At March 31, 2015, the Fund had deposited $2,935,226 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2015 and their final maturities.

††	As of March 31, 2015, the Fund's value of unfunded loan commitments was $2,162 pursuant to the following loan agreement:

Borrower	Principal Amount	Value
The SI Organization, Inc., 1st Lien Delayed Draw Term Loan, 5.75% due 11/23/19	$2,154	$2,162

†††	At March 31, 2015, open forward contracts for the Fund were as follows:

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	29,993	$23,290	05/20/15	$(510)
Brazilian Real	J.P. Morgan Chase Bank, N.A.	31,500	10,106	05/20/15	(370)
Brazilian Real	J.P. Morgan Chase Bank, N.A.	116,051	36,380	06/02/15	(659)
Czech Koruna	J.P. Morgan Chase Bank, N.A.	217,297	8,911	05/20/15	(429)
Danish Krone	J.P. Morgan Chase Bank, N.A.	81,490	12,537	05/20/15	(789)
Euro	J.P. Morgan Chase Bank, N.A.	81,698	92,038	05/20/15	(4,135)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	5,437,174	45,357	05/20/15	9
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	81,300	10,692	05/20/15	(614)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	763,895	17,066	05/20/15	(4)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	2,000	2,957	05/20/15	9
Swedish Krona	J.P. Morgan Chase Bank, N.A.	146,400	17,452	05/20/15	(440)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	28,900	29,858	05/20/15	(60)
Thai Baht	J.P. Morgan Chase Bank, N.A.	423,900	12,873	05/20/15	127
Total					$(7,865)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	70,451	$54,506	05/20/15	$997
Brazilian Real	J.P. Morgan Chase Bank, N.A.	31,500	9,904	05/20/15	168
Brazilian Real	J.P. Morgan Chase Bank, N.A.	116,051	39,584	06/02/15	3,862
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	38,462	30,765	05/20/15	417
Danish Krone	J.P. Morgan Chase Bank, N.A.	81,490	12,349	05/20/15	601
Euro	J.P. Morgan Chase Bank, N.A.	13,000	14,156	04/30/15	172
Euro	J.P. Morgan Chase Bank, N.A.	139,234	157,116	05/20/15	7,308
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	156,418	20,159	05/20/15	(14)
Israeli New Shekel	J.P. Morgan Chase Bank, N.A.	35,895	8,904	05/20/15	(116)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	12,996,951	109,009	05/20/15	568
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	81,300	10,332	05/20/15	254
Philippine Peso	J.P. Morgan Chase Bank, N.A.	763,895	17,267	05/20/15	204
Pound Sterling	J.P. Morgan Chase Bank, N.A.	7,067	10,778	05/20/15	298
South African Rand	J.P. Morgan Chase Bank, N.A.	518,910	43,524	05/20/15	1,085
Swedish Krona	J.P. Morgan Chase Bank, N.A.	54,999	6,513	05/20/15	122
Swiss Franc	J.P. Morgan Chase Bank, N.A.	28,900	30,922	05/20/15	1,124
Thai Baht	J.P. Morgan Chase Bank, N.A.	423,900	12,855	05/20/15	(145)
Total					$16,905

At March 31, 2015, the outstanding equity swaps* were as follows:

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.
The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.
$ (11,805)

* The following table represents the individual long and short positions and related values of the equity swaps as of March 31, 2015.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

			Net Unrealized
		Notional	Appreciation
Reference Entity	Shares	Value(a)	(Depreciation)

Long Positions

Bermuda
Catlin Group Ltd.	3,516	$ 36,690	$ 315

Brazil
Porto Sudeste Royalties FIP	12,123	14,875	(5,569)
SLC Agricola SA	985	4,347	1,057
			(4,512)
Canada
Athabasca Oil Corp.	12,621	56,044	(35,118)

France
Alcatel-Lucent	444	1,574	83
Alstom SA	615	18,407	592
Klepierre	181	8,228	664
Plastic Omnium SA	478	10,527	2,109
Societe Television Francaise 1	957	13,826	3,153
			6,601
Hong Kong
Hutchison Whampoa Ltd	1,641	20,992	1,784

Ireland
Bank of Ireland	42,467	15,269	895
CRH PLC	336	8,323	433
Kerry Group PLC	150	10,460	(379)
Origin Enterprises PLC	500	4,440	(59)
			890

Netherlands
Euronext NV	74	1,874	1,261

Portugal
Galp Energia SGPS SA	861	8,911	407

Spain
Aena SA	90	7,775	1,274

United Kingdom
Aldermore Group PLC	2,511	8,172	507
Associated British Foods PLC	231	9,470	187
AstraZeneca PLC	258	17,319	388
British American Tobacco PLC	179	9,468	(207)
Close Brothers Group PLC	437	9,824	281
Infinis Energy PLC	3,749	11,930	(1,480)
Pearson PLC	393	7,835	624
Prudential PLC	566	13,218	820
Randgold Resources Ltd.	122	8,780	(287)
Rexam PLC	3,606	30,776	195
Spire Healthcare Group PLC	905	4,350	671
St. James's Place PLC	1,291	14,575	3,321
Standard Chartered PLC	433	6,283	742
UBM PLC	1,110	8,119	591
United Utilities Group PLC	639	8,597	246
			6,599
United States
Atlas Energy Group LLC	823	551	4,395
Newcastle Investment Corp.	111	516	22
Safeway, Inc.	6,014	-	1,049
			5,466

Total Long Positions of Equity Swap Contracts			(15,033)

Short Positions

France
L'Oreal SA	(46)	(7,611)	(864)
LVMH Moet Hennessy Louis Vuitton SA	(49)	(7,767)	(882)
Sanofi	(111)	(9,224)	(1,748)
			(3,494)
Hong Kong
CK Hutchison Holdings Ltd.	(1,103)	(20,207)	(2,386)

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

Ireland
Experian PLC	(541)	(9,265)	300
XL Group PLC	(457)	(15,806)	(1,012)
			(712)
Spain
Mediaset Espana Comunicacion SA	(796)	(8,759)	(1,220)

United Kingdom
Kingfisher PLC	(1,151)	(6,396)	(103)

Total Short Positions of Equity Swap Contracts			(7,915)

Total Long and Short Positions of Equity Swap Contracts			(22,948)

Financing Costs and Other Payables			11,143

Equity Swap Contracts, at Value			$ (11,805)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

At March 31, 2015, the outstanding total return swap contracts were as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund		Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$8,454	May 11, 2015	1.926	%(1)	Piraeus Bank SA	$(9)	$(11,944)	$-	$(11,953)
J.P. Morgan Chase Bank, N.A.	37,328	February 19, 2016	(0.461%	)(2)	The EURO STOXX 50 Index	(7)	(4,627)	-	(4,634)
J.P. Morgan Chase Bank, N.A.	4,253	February 26, 2016	1.177	%(3)	Turkiye Garanti Bankasi AS	(6)	(933)	-	(939)
Totals						$(22)	$(17,504)	$-	$(17,526)

(1) 1 month LIBOR plus 1.75% at March 15, 2015.
(2) 1 month EURIBOR minus 0.45% at March 15, 2015.
(3) 1 month LIBOR plus 1.00% at March 15, 2015.

Schedule of Investments Balanced Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (70.0%)

Airlines (1.0%)
2,200	Alaska Air Group, Inc.	145,596

Banks (0.8%)
850	SVB Financial Group	107,984	*

Biotechnology (3.7%)
1,250	ACADIA Pharmaceuticals, Inc.	40,738	*
1,500	Alkermes PLC	91,455	*
1,000	BioMarin Pharmaceutical, Inc.	124,620	*
1,150	Incyte Corp.	105,409	*
250	Puma Biotechnology, Inc.	59,027	*
650	United Therapeutics Corp.	112,083	*
		533,332
Capital Markets (2.5%)
750	Affiliated Managers Group, Inc.	161,085	*
3,000	E*TRADE Financial Corp.	85,665	*
2,000	Raymond James Financial, Inc.	113,560
		360,310
Commercial Services & Supplies (1.2%)
1,250	Stericycle, Inc.	175,538	*

Communications Equipment (1.5%)
750	F5 Networks, Inc.	86,205	*
850	Palo Alto Networks, Inc.	124,168	*
		210,373
Containers & Packaging (1.1%)
2,000	Packaging Corp. of America	156,380

Distributors (0.7%)
3,750	LKQ Corp.	95,850	*

Diversified Consumer Services (0.5%)
2,500	Service Corp. International	65,125

Diversified Financial Services (0.6%)
1,600	CBOE Holdings, Inc.	91,848

Electrical Equipment (1.5%)
500	Acuity Brands, Inc.	84,080
2,500	AMETEK, Inc.	131,350
		215,430
Electronic Equipment, Instruments & Components (2.2%)
1,900	Amphenol Corp. Class A	111,967
3,000	CDW Corp.	111,720
1,000	Zebra Technologies Corp. Class A	90,715	*
		314,402
Food & Staples Retailing (0.5%)
9,000	Rite Aid Corp.	78,210	*

Food Products (1.5%)
2,000	Pinnacle Foods, Inc.	81,620
3,000	WhiteWave Foods Co.	133,020	*
		214,640
Health Care Equipment & Supplies (1.9%)
500	Cooper Cos., Inc.	93,710
750	Teleflex, Inc.	90,622
3,450	Wright Medical Group, Inc.	89,010	*
		273,342
Health Care Providers & Services (4.3%)
2,350	Acadia Healthcare Co., Inc.	168,260	*
3,650	Envision Healthcare Holdings, Inc.	139,977	*
1,150	Omnicare, Inc.	88,619
1,250	Quest Diagnostics, Inc.	96,063
1,100	Universal Health Services, Inc. Class B	129,481
		622,400
Health Care Technology (1.4%)
2,250	Cerner Corp.	164,835	*
1,500	Veeva Systems, Inc. Class A	38,295	*
		203,130
Hotels, Restaurants & Leisure (1.7%)
2,750	Bloomin' Brands, Inc.	66,908
500	Buffalo Wild Wings, Inc.	90,620	*
1,500	Norwegian Cruise Line Holdings Ltd.	81,015	*
		238,543
Household Durables (0.6%)
1,500	Jarden Corp.	79,350	*

Independent Power and Renewable Electricity Producers (0.2%)
1,000	Dynegy, Inc.	31,430	*

Industrial Conglomerates (1.2%)
1,000	Roper Industries, Inc.	172,000

Internet & Catalog Retail (0.4%)
1,750	Liberty Interactive Corp. Class A	51,083	*

Internet Software & Services (2.1%)
1,000	Akamai Technologies, Inc.	71,045	*
500	CoStar Group, Inc.	98,915	*
1,500	Demandware, Inc.	91,350	*
1,500	HomeAway, Inc.	45,255	*
		306,565
IT Services (2.5%)
600	Alliance Data Systems Corp.	177,750	*
1,000	Fiserv, Inc.	79,400	*
700	FleetCor Technologies, Inc.	105,644	*
		362,794
Leisure Products (0.7%)
750	Polaris Industries, Inc.	105,825

Life Sciences Tools & Services (0.8%)
650	Illumina, Inc.	120,666	*

Machinery (2.0%)
1,100	PACCAR, Inc.	69,454
1,350	Pall Corp.	135,526
900	Wabtec Corp.	85,509
		290,489
Media (0.6%)
450	Charter Communications, Inc. Class A	86,900	*

Multiline Retail (1.9%)
1,450	Burlington Stores, Inc.	86,159	*
1,750	Dollar Tree, Inc.	142,004	*
2,600	Tuesday Morning Corp.	41,860	*
		270,023
Oil, Gas & Consumable Fuels (1.3%)
1,350	Antero Resources Corp.	47,682	*
1,500	Cabot Oil & Gas Corp.	44,295
750	Concho Resources, Inc.	86,940	*
		178,917
Pharmaceuticals (2.4%)
3,000	Akorn, Inc.	142,530	*
1,350	Endo International PLC	121,095	*
500	Jazz Pharmaceuticals PLC	86,395	*
		350,020
Professional Services (1.1%)
1,500	Nielsen NV	66,855
1,750	WageWorks, Inc.	93,328	*
		160,183
Real Estate Management & Development (0.9%)
750	Jones Lang LaSalle, Inc.	127,800

Road & Rail (1.1%)
600	J.B. Hunt Transport Services, Inc.	51,237
1,400	Old Dominion Freight Line, Inc.	108,220	*
		159,457
Semiconductors & Semiconductor Equipment (5.0%)
1,350	Avago Technologies Ltd.	171,423
1,500	Cavium, Inc.	106,230	*
1,750	Freescale Semiconductor Ltd.	71,330	*
1,250	Lam Research Corp.	87,794
1,750	Monolithic Power Systems, Inc.	92,137
1,250	NXP Semiconductors NV	125,450	*
2,500	SunEdison, Inc.	60,000	*
		714,364
Software (4.6%)
3,000	Activision Blizzard, Inc.	68,175
1,350	Electronic Arts, Inc.	79,400	*
1,750	Fortinet, Inc.	61,163	*
500	Mobileye NV	21,015	*
1,500	ServiceNow, Inc.	118,170	*
850	Splunk, Inc.	50,320	*
2,250	Synchronoss Technologies, Inc.	106,785	*
400	Ultimate Software Group, Inc.	67,982	*
950	Workday, Inc. Class A	80,189	*
		653,199
Specialty Retail (6.2%)
750	Advance Auto Parts, Inc.	112,267
1,050	Lithia Motors, Inc. Class A	104,381
900	O'Reilly Automotive, Inc.	194,616	*
1,250	Ross Stores, Inc.	131,700
600	Signet Jewelers Ltd.	83,274
1,700	Tractor Supply Co.	144,602
1,500	Williams-Sonoma, Inc.	119,565
		890,405
Textiles, Apparel & Luxury Goods (3.4%)
1,150	Carter's, Inc.	106,340
5,000	Hanesbrands, Inc.	167,550
750	lululemon athletica, Inc.	48,015	*
2,000	Under Armour, Inc. Class A	161,500	*
		483,405
Trading Companies & Distributors (0.5%)
750	United Rentals, Inc.	68,370	*

Wireless Telecommunication Services (1.9%)
1,500	SBA Communications Corp. Class A	175,650	*
3,250	T-Mobile US, Inc.	102,992	*
		278,642
Total Common Stocks (Cost $6,658,620)		10,044,320

See Notes to Schedule of Investments

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (3.6%)
225,000	U.S. Treasury Notes, 0.50%, due 11/30/16 – 2/28/17	224,991
295,000	U.S. Treasury Notes, 1.00%, due 12/15/17 & 3/15/18	296,333
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $519,804)	521,324

Mortgage-Backed Securities (10.3%)

Adjustable Mixed Balance (0.0%)
6,419	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.30%, due 6/19/34	6,211	µ

Commercial Mortgage-Backed (6.6%)
73,424	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	73,555
109,945	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	109,604
25,878	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	25,842
40,748	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	40,604
53,598	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	53,550
51,220	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.81%, due 6/15/38	52,902	µ
30,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	31,654
100,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	101,620
91,950	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	92,081
28,130	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	28,714
85,073	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	85,561
13,019	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	13,058	ñ
44,327	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	44,420
89,053	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	90,540
8,166	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	8,191	ñ
90,403	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	90,605
		942,501
Mortgage-Backed Non-Agency (0.6%)
46,184	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	51,557	ñ
28,068	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	31,681	ñ
		83,238
Fannie Mae (1.8%)
56,103	Pass-Through Certificates, 3.50%, due 10/1/25	59,588
98,171	Pass-Through Certificates, 3.00%, due 9/1/27	103,081
81,396	Pass-Through Certificates, 4.50%, due 4/1/39 – 5/1/44	88,737
		251,406
Freddie Mac (1.3%)
58,181	Pass-Through Certificates, 3.50%, due 5/1/26	61,806
76,293	Pass-Through Certificates, 3.00%, due 1/1/27	80,004
45,073	Pass-Through Certificates, 4.50%, due 11/1/39	49,181
		190,991
	Total Mortgage-Backed Securities (Cost $1,494,958)	1,474,347

Corporate Debt Securities (8.5%)

Auto Manufacturers (0.5%)
15,000	American Honda Finance Corp., Senior Unsecured Notes, 1.13%, due 10/7/16	15,080
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,074	ñ
25,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	25,024	ñ
		75,178
Banks (3.5%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	30,736
75,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	74,862
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,203
145,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	145,513
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,097
125,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	125,328
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,274
		502,013
Beverages (0.0%)
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	5,004	ñ

Commercial Services (0.1%)
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	10,031	ñ

Computers (0.3%)
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,306

Diversified Financial Services (0.1%)
10,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	10,006

Electric (0.1%)
20,000	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	20,070	ñ

Electronics (0.2%)
25,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	25,010

Food (0.2%)
15,000	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	15,061	ñ
20,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	20,071	ñ
		35,132
Healthcare - Products (0.4%)
5,000	Becton Dickinson & Co., Senior Unsecured Notes, 1.80%, due 12/15/17	5,037
10,000	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	10,006
20,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	20,095	ñ
15,000	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	15,118
		50,256
Holding Companies - Diversified (0.1%)
15,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	14,998

Machinery Diversified (0.4%)
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,010

Media (0.8%)
45,000	Comcast Corp., Guaranteed Notes, 4.95%, due 6/15/16	47,269
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	10,010
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	10,018
45,000	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	48,447
		115,744
Mining (0.2%)
10,000	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	9,967
20,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	20,106
		30,073
Oil & Gas (0.1%)
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	15,003

Pharmaceuticals (0.9%)
30,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, due 3/12/18	30,401
35,000	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	36,079	ñ
10,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	10,009
55,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	55,073
		131,562
Pipelines (0.3%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,029
15,000	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	14,974
5,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	5,047
		40,050
Real Estate Investment Trusts (0.1%)
15,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	15,098

Telecommunications (0.2%)
31,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	31,656
	Total Corporate Debt Securities (Cost $1,203,342)	1,212,200

Asset-Backed Securities (6.8%)
115,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	115,471
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.41%, due 5/15/20	174,564	µ
50,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.44%, due 9/16/19	50,010	µ
106,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.25%, due 12/16/19	105,604	µ
65,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	64,899
100,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.44%, due 5/15/19	100,055	µ
100,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.27%, due 4/24/17	99,986	µ
125,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	125,092
50,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	49,977
45,372	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.34%, due 4/25/23	45,324	µ
50,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	50,155
	Total Asset-Backed Securities (Cost $981,079)	981,137

NUMBER OF SHARES

Short-Term Investments (2.0%)
278,827	State Street Institutional Liquid Reserves Fund Premier Class (Cost $278,827)	278,827

	Total Investments (101.2%) (Cost $11,136,630)	14,512,155	##

	Liabilities, less cash, receivables and other assets [(1.2%)]	(170,232)

	Total Net Assets (100.0%)	$14,341,923

See Notes to Schedule of Investments

Schedule of Investments Growth Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (100.7%)

Airlines (1.5%)
1,800	Alaska Air Group, Inc.	119,124

Banks (1.1%)
700	SVB Financial Group	88,928	*

Biotechnology (5.3%)
1,250	ACADIA Pharmaceuticals, Inc.	40,738	*
1,250	Alkermes PLC	76,212	*
800	BioMarin Pharmaceutical, Inc.	99,696	*
900	Incyte Corp.	82,494	*
200	Puma Biotechnology, Inc.	47,222	*
500	United Therapeutics Corp.	86,217	*
		432,579
Capital Markets (3.5%)
600	Affiliated Managers Group, Inc.	128,868	*
2,500	E*TRADE Financial Corp.	71,387	*
1,500	Raymond James Financial, Inc.	85,170
		285,425
Commercial Services & Supplies (1.7%)
1,000	Stericycle, Inc.	140,430	*

Communications Equipment (2.2%)
650	F5 Networks, Inc.	74,711	*
700	Palo Alto Networks, Inc.	102,256	*
		176,967
Containers & Packaging (1.4%)
1,500	Packaging Corp. of America	117,285

Distributors (1.0%)
3,250	LKQ Corp.	83,070	*

Diversified Consumer Services (0.6%)
1,950	Service Corp. International	50,798

Diversified Financial Services (1.0%)
1,350	CBOE Holdings, Inc.	77,497

Electrical Equipment (2.1%)
400	Acuity Brands, Inc.	67,264
2,000	AMETEK, Inc.	105,080
		172,344
Electronic Equipment, Instruments & Components (3.3%)
1,700	Amphenol Corp. Class A	100,181
2,500	CDW Corp.	93,100
850	Zebra Technologies Corp. Class A	77,108	*
		270,389
Food & Staples Retailing (0.8%)
7,250	Rite Aid Corp.	63,003	*

Food Products (2.4%)
2,000	Pinnacle Foods, Inc.	81,620
2,500	WhiteWave Foods Co.	110,850	*
		192,470
Health Care Equipment & Supplies (2.7%)
400	Cooper Cos., Inc.	74,968
600	Teleflex, Inc.	72,498
2,950	Wright Medical Group, Inc.	76,110	*
		223,576
Health Care Providers & Services (6.2%)
1,850	Acadia Healthcare Co., Inc.	132,460	*
3,000	Envision Healthcare Holdings, Inc.	115,050	*
900	Omnicare, Inc.	69,354
900	Quest Diagnostics, Inc.	69,165
1,000	Universal Health Services, Inc. Class B	117,710
		503,739
Health Care Technology (2.0%)
1,800	Cerner Corp.	131,868	*
1,250	Veeva Systems, Inc. Class A	31,912	*
		163,780
Hotels, Restaurants & Leisure (2.6%)
2,500	Bloomin' Brands, Inc.	60,825
450	Buffalo Wild Wings, Inc.	81,558	*
1,250	Norwegian Cruise Line Holdings Ltd.	67,512	*
		209,895
Household Durables (0.8%)
1,250	Jarden Corp.	66,125	*

Independent Power and Renewable Electricity Producers (0.3%)
750	Dynegy, Inc.	23,573	*

Industrial Conglomerates (1.6%)
750	Roper Industries, Inc.	129,000

Internet & Catalog Retail (0.4%)
1,250	Liberty Interactive Corp. Class A	36,488	*

Internet Software & Services (3.2%)
1,000	Akamai Technologies, Inc.	71,045	*
400	CoStar Group, Inc.	79,132	*
1,250	Demandware, Inc.	76,125	*
1,250	HomeAway, Inc.	37,712	*
		264,014
IT Services (3.4%)
400	Alliance Data Systems Corp.	118,500	*
850	Fiserv, Inc.	67,490	*
600	FleetCor Technologies, Inc.	90,552	*
		276,542
Leisure Products (1.0%)
600	Polaris Industries, Inc.	84,660

Life Sciences Tools & Services (1.1%)
500	Illumina, Inc.	92,820	*

Machinery (2.7%)
900	PACCAR, Inc.	56,826
950	Pall Corp.	95,370
750	Wabtec Corp.	71,258
		223,454
Media (0.8%)
350	Charter Communications, Inc. Class A	67,589	*

Multiline Retail (2.7%)
1,100	Burlington Stores, Inc.	65,362	*
1,500	Dollar Tree, Inc.	121,717	*
2,150	Tuesday Morning Corp.	34,615	*
		221,694
Oil, Gas & Consumable Fuels (2.0%)
1,250	Antero Resources Corp.	44,150	*
1,500	Cabot Oil & Gas Corp.	44,295
650	Concho Resources, Inc.	75,348	*
		163,793
Pharmaceuticals (3.6%)
2,500	Akorn, Inc.	118,775	*
1,150	Endo International PLC	103,155	*
400	Jazz Pharmaceuticals PLC	69,116	*
		291,046
Professional Services (1.7%)
1,250	Nielsen NV	55,713
1,500	WageWorks, Inc.	79,995	*
		135,708
Real Estate Management & Development (1.4%)
650	Jones Lang LaSalle, Inc.	110,760

Road & Rail (1.6%)
500	J.B. Hunt Transport Services, Inc.	42,698
1,150	Old Dominion Freight Line, Inc.	88,895	*
		131,593
Semiconductors & Semiconductor Equipment (7.2%)
1,100	Avago Technologies Ltd.	139,678
1,300	Cavium, Inc.	92,066	*
1,250	Freescale Semiconductor Ltd.	50,950	*
1,050	Lam Research Corp.	73,747
1,500	Monolithic Power Systems, Inc.	78,975
1,000	NXP Semiconductors NV	100,360	*
2,000	SunEdison, Inc.	48,000	*
		583,776
Software (6.5%)
2,250	Activision Blizzard, Inc.	51,131
1,250	Electronic Arts, Inc.	73,519	*
1,250	Fortinet, Inc.	43,688	*
500	Mobileye NV	21,015	*
1,150	ServiceNow, Inc.	90,597	*
700	Splunk, Inc.	41,440	*
1,850	Synchronoss Technologies, Inc.	87,801	*
350	Ultimate Software Group, Inc.	59,484	*
750	Workday, Inc. Class A	63,307	*
		531,982
Specialty Retail (8.9%)
650	Advance Auto Parts, Inc.	97,298
850	Lithia Motors, Inc. Class A	84,499
700	O'Reilly Automotive, Inc.	151,368	*
1,000	Ross Stores, Inc.	105,360
500	Signet Jewelers Ltd.	69,395
1,400	Tractor Supply Co.	119,084
1,300	Williams-Sonoma, Inc.	103,623
		730,627
Textiles, Apparel & Luxury Goods (4.8%)
950	Carter's, Inc.	87,846
4,000	Hanesbrands, Inc.	134,040
650	lululemon athletica, Inc.	41,613	*
1,600	Under Armour, Inc. Class A	129,200	*
		392,699
Trading Companies & Distributors (0.7%)
650	United Rentals, Inc.	59,254	*

Wireless Telecommunication Services (2.9%)
1,300	SBA Communications Corp. Class A	152,230	*
2,750	T-Mobile US, Inc.	87,147	*
		239,377
Total Common Stocks (Cost $5,348,285)		8,227,873

Short-Term Investments (0.1%)
8,913	State Street Institutional Liquid Reserves Fund Premier Class (Cost $8,913)	8,913

Total Investments (100.8%) (Cost $5,357,198)		8,236,786	##

Liabilities, less cash, receivables and other assets [(0.8%)]		(68,533)

Total Net Assets (100.0%)		$8,168,253

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)†

Common Stocks (97.6%)

Auto Components (2.3%)
29,366	BorgWarner, Inc.	1,776,056

Banks (3.6%)
64,811	U.S. Bancorp	2,830,296

Beverages (4.0%)
25,775	Anheuser-Busch InBev NV ADR	3,142,230

Chemicals (2.1%)
28,607	FMC Corp.	1,637,751

Consumer Finance (4.6%)
45,478	American Express Co.	3,552,741

Diversified Financial Services (8.4%)
28,669	Berkshire Hathaway, Inc. Class B	4,137,510	*
10,072	Intercontinental Exchange, Inc.	2,349,496
		6,487,006
Diversified Telecommunication Services (1.4%)
20,256	Level 3 Communications, Inc.	1,090,583	*

Energy Equipment & Services (3.8%)
35,105	Schlumberger Ltd.	2,929,161

Food & Staples Retailing (2.0%)
10,351	Costco Wholesale Corp.	1,568,125

Health Care Equipment & Supplies (2.5%)
41,801	Abbott Laboratories	1,936,640

Health Care Providers & Services (1.3%)
25,837	Premier, Inc. Class A	970,954	*

Household Durables (5.0%)
100,038	Newell Rubbermaid, Inc.	3,908,485

Industrial Conglomerates (7.5%)
14,316	3M Co.	2,361,424
40,807	Danaher Corp.	3,464,514
		5,825,938
Industrial Gases (1.9%)
12,449	Praxair, Inc.	1,503,092

Insurance (4.3%)
124,168	Progressive Corp.	3,377,370

Internet Software & Services (3.8%)
50,956	eBay, Inc.	2,939,142	*

IT Services (4.8%)
8,558	Alliance Data Systems Corp.	2,535,308	*
13,759	MasterCard, Inc. Class A	1,188,640
		3,723,948
Leisure Products (2.8%)
15,306	Polaris Industries, Inc.	2,159,677

Machinery (3.0%)
35,343	Lincoln Electric Holdings, Inc.	2,311,079

Multi-Utilities (3.1%)
48,557	Wisconsin Energy Corp.	2,403,571

Oil, Gas & Consumable Fuels (2.3%)
37,004	Noble Energy, Inc.	1,809,496

Pharmaceuticals (4.6%)
7,476	Roche Holding AG	2,054,345
31,386	Sanofi ADR	1,551,724
		3,606,069
Semiconductors & Semiconductor Equipment (5.2%)
70,381	Texas Instruments, Inc.	4,024,737

Software (4.5%)
10,621	Adobe Systems, Inc.	785,317	*
28,028	Intuit, Inc.	2,717,595
		3,502,912
Specialty Retail (3.1%)
34,319	TJX Cos., Inc.	2,404,046

Trading Companies & Distributors (5.7%)
91,234	NOW, Inc.	1,974,304	*
10,248	W.W. Grainger, Inc.	2,416,581
		4,390,885
Total Common Stocks (Cost $53,272,682)		75,811,990

Short-Term Investments (1.8%)
1,430,013	State Street Institutional Treasury Money Market Fund Premier Class (Cost $1,430,013)	1,430,013

Total Investments (99.4%) (Cost $54,702,695)		77,242,003	##

Cash, receivables and other assets, less liabilities (0.6%)		462,744

Total Net Assets (100.0%)		$77,704,747

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.9%)

Australia (2.6%)
90,815	Brambles Ltd.	794,195
152,405	Insurance Australia Group Ltd.	705,481
365,400	Spotless Group Holdings Ltd.	630,267
		2,129,943
Austria (1.2%)
16,045	Andritz AG	958,000

Belgium (0.9%)
16,090	Colruyt SA	700,282

Brazil (0.7%)
98,150	SLC Agricola SA	538,486

Canada (6.7%)
28,470	Alimentation Couche-Tard, Inc. Class B	1,134,484
60,525	ATS Automation Tooling Systems, Inc.	648,951	*
20,588	Cenovus Energy, Inc.	347,048
44,462	Corus Entertainment, Inc., B Shares	675,417
16,500	Home Capital Group, Inc.	554,451
12,568	MacDonald, Dettwiler & Associates Ltd.	973,944
18,000	ShawCor Ltd.	500,257
20,500	Suncor Energy, Inc.	599,033
		5,433,585
Denmark (1.4%)
36,815	Sydbank A/S	1,152,403

France (8.5%)
9,350	Arkema SA	740,481
10,590	BNP Paribas SA	644,359
26,300	Elis SA	436,063	*
6,635	Pernod-Ricard SA	784,534
11,925	Publicis Groupe SA	920,093
49,297	Rexel SA	929,533
10,820	Sanofi	1,068,572
13,756	Sodexo SA	1,341,669
		6,865,304
Germany (11.2%)
7,180	Bayer AG	1,074,242
19,635	Brenntag AG	1,173,084
4,225	Continental AG	994,972
10,956	Deutsche Boerse AG	894,108
9,688	Gerresheimer AG	533,218
8,770	Henkel AG & Co. KGaA, Preference Shares	1,030,136
5,726	Linde AG	1,164,378
15,035	SAP SE ADR	1,085,076
4,272	Volkswagen AG, Preference Shares	1,132,945
		9,082,159
Ireland (1.0%)
14,235	DCC PLC	847,925

Israel (3.6%)
553,975	Bezeq Israeli Telecommunication Corp. Ltd.	1,031,580
22,555	Check Point Software Technologies Ltd.	1,848,833	*
		2,880,413
Italy (1.2%)
33,200	Azimut Holding SpA	946,339

Japan (16.5%)
6,800	FANUC Corp.	1,484,533
65,600	KANSAI PAINT Co. Ltd.	1,193,904
2,700	KEYENCE Corp.	1,473,381
10,700	MIRACA HOLDINGS, Inc.	491,911
41,600	Nihon Kohden Corp.	1,131,491
14,500	PIGEON Corp.	1,218,487
54,500	SANTEN PHARMACEUTICAL Co. Ltd.	794,927
3,600	SMC Corp.	1,071,950
13,200	SOFTBANK Corp.	768,760
16,400	SUGI HOLDINGS Co. Ltd.	811,081
25,900	Sundrug Co. Ltd.	1,344,394
22,300	TOYOTA MOTOR Corp.	1,556,623
		13,341,442
Korea (1.5%)
1,865	Samsung Electronics Co. Ltd. GDR	1,199,493

Netherlands (5.2%)
12,464	Akzo Nobel NV	942,399
12,045	ASML Holding NV	1,221,116
30,035	Euronext NV	1,269,259	ñ*
41,323	Koninklijke Ahold NV	814,305
		4,247,079
Norway (1.3%)
45,951	DNB ASA	737,500
250,170	Norwegian Property ASA	322,972	*
		1,060,472
Singapore (1.9%)
12,725	Jardine Matheson Holdings Ltd.	804,108
44,000	United Overseas Bank Ltd.	737,535
		1,541,643
Sweden (1.3%)
82,725	Telefonaktiebolaget LM Ericsson, B Shares	1,038,607

Switzerland (10.5%)
3,201	Bucher Industries AG	770,857
7,545	Cie Financiere Richemont SA	606,247
709	Givaudan SA	1,280,912	*
21,315	Julius Baer Group Ltd.	1,065,405	*
2,910	Partners Group Holding AG	867,550
4,056	Roche Holding AG	1,114,557
472	SGS SA	899,923
5,545	Sonova Holding AG	769,384
8,400	Tecan Group AG	1,101,315
		8,476,150
United Kingdom (20.2%)
139,901	Amlin PLC	1,047,688
11,060	Aon PLC	1,063,087
261,805	Barclays PLC	944,992
46,500	Bunzl PLC	1,260,683
70,770	Diploma PLC	841,416
513,000	Lloyds Banking Group PLC	594,637	*
226,113	Mitie Group PLC	923,528
9,100	Pentair PLC	572,299
49,590	Prudential PLC	1,230,598
80,134	Reed Elsevier PLC	1,378,138
197,980	RPS Group PLC	661,669
12,500	SABMiller PLC	654,772
18,180	Spectris PLC	581,376
66,650	St. James's Place PLC	921,849
40,145	Synergy Health PLC	1,382,798
247,305	TalkTalk Telecom Group PLC	1,259,754
34,900	Travis Perkins PLC	1,007,669
		16,326,953
United States (1.5%)
26,925	Nielsen NV	1,200,047

Total Common Stocks (Cost $74,776,630)		79,966,725

Short-Term Investments (0.9%)
720,322	State Street Institutional Treasury Money Market Fund Premier Class (Cost $720,322)	720,322

Total Investments (99.8%) (Cost $75,496,952)		80,687,047	##

Cash, receivables and other assets, less liabilities (0.2%)		164,470

Total Net Assets (100.0%)		$80,851,517

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Equity Portfolio (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Machinery	$5,506,590	6.8%
Chemicals	5,322,074	6.6%
Trading Companies & Distributors	5,212,385	6.4%
Insurance	4,968,703	6.1%
Banks	4,811,426	6.0%
Food & Staples Retailing	4,804,546	5.9%
Pharmaceuticals	4,052,298	5.0%
Commercial Services & Supplies	3,445,722	4.3%
Media	2,973,648	3.7%
Software	2,933,909	3.6%
Capital Markets	2,879,294	3.6%
Automobiles	2,689,568	3.3%
Diversified Telecommunication Services	2,291,334	2.8%
Household Products	2,248,623	2.8%
Diversified Financial Services	2,163,367	2.7%
Professional Services	2,099,970	2.6%
Electronic Equipment, Instruments & Components	2,054,757	2.5%
Health Care Equipment & Supplies	1,900,875	2.4%
Health Care Providers & Services	1,874,709	2.3%
Industrial Conglomerates	1,652,033	2.0%
Life Sciences Tools & Services	1,634,533	2.0%
Beverages	1,439,306	1.8%
Hotels, Restaurants & Leisure	1,341,669	1.7%
Semiconductors & Semiconductor Equipment	1,221,116	1.5%
Technology Hardware, Storage & Peripherals	1,199,493	1.5%
Communications Equipment	1,038,607	1.3%
Auto Components	994,972	1.2%
Aerospace & Defense	973,944	1.2%
Oil, Gas & Consumable Fuels	946,081	1.2%
Wireless Telecommunication Services	768,760	1.0%
Textiles, Apparel & Luxury Goods	606,247	0.7%
Thrifts & Mortgage Finance	554,451	0.7%
Food Products	538,486	0.7%
Energy Equipment & Services	500,257	0.6%
Real Estate Management & Development	322,972	0.4%
Short-Term Investments and Other Assets-Net	884,792	1.1%

	$80,851,517	100.0%

Schedule of Investments Large Cap Value Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.0%)

Air Freight & Logistics (1.1%)
7,729	United Parcel Service, Inc. Class B	749,249

Airlines (10.6%)
45,467	American Airlines Group, Inc.	2,399,748
45,135	Delta Air Lines, Inc.	2,029,270
37,271	United Continental Holdings, Inc.	2,506,475	*
		6,935,493
Auto Components (1.2%)
15,306	Johnson Controls, Inc.	772,035

Automobiles (1.6%)
28,698	General Motors Co.	1,076,175

Banks (11.2%)
45,870	Barclays PLC ADR	668,326
19,065	Citigroup, Inc.	982,229
46,458	JPMorgan Chase & Co.	2,814,426
7,624	M&T Bank Corp.	968,248
64,535	Regions Financial Corp.	609,856
24,084	Wells Fargo & Co.	1,310,169
		7,353,254
Capital Markets (4.2%)
18,393	Bank of New York Mellon Corp.	740,134
5,179	Goldman Sachs Group, Inc.	973,497
29,344	Morgan Stanley	1,047,287
		2,760,918
Chemicals (0.5%)
5,255	FMC Corp.	300,849

Communications Equipment (3.2%)
75,499	Cisco Systems, Inc.	2,078,110

Construction Materials (1.5%)
11,598	Vulcan Materials Co.	977,711

Distributors (1.1%)
29,149	LKQ Corp.	745,048	*

Diversified Financial Services (4.0%)
18,206	CME Group, Inc.	1,724,290
3,889	Intercontinental Exchange, Inc.	907,187
		2,631,477
Electric Utilities (1.4%)
26,855	Exelon Corp.	902,597

Electrical Equipment (2.6%)
25,180	Eaton Corp. PLC	1,710,729

Energy Equipment & Services (0.4%)
65,390	McDermott International, Inc.	251,098	*

Food & Staples Retailing (4.0%)
31,879	Wal-Mart Stores, Inc.	2,622,048

Health Care Equipment & Supplies (1.2%)
23,919	Hologic, Inc.	789,925	*

Health Care Providers & Services (3.1%)
20,942	Tenet Healthcare Corp.	1,036,838	*
8,672	UnitedHealth Group, Inc.	1,025,811
		2,062,649
Hotels, Restaurants & Leisure (5.3%)
72,428	Carnival Corp.	3,464,955

Household Durables (0.8%)
9,696	Lennar Corp. Class A	502,350

Insurance (3.0%)
21,103	Lincoln National Corp.	1,212,578
6,501	MetLife, Inc.	328,626
8,443	Willis Group Holdings PLC	406,784
		1,947,988
IT Services (1.0%)
15,310	Teradata Corp.	675,783	*

Machinery (1.5%)
4,361	Caterpillar, Inc.	349,011
6,662	Illinois Tool Works, Inc.	647,146
		996,157
Metals & Mining (3.8%)
68,890	Newmont Mining Corp.	1,495,602
39,977	United States Steel Corp.	975,439
		2,471,041
Multiline Retail (7.3%)
165,618	JC Penney Co., Inc.	1,392,847	*
13,721	Kohl's Corp.	1,073,668
28,096	Target Corp.	2,305,839
		4,772,354
Oil, Gas & Consumable Fuels (7.5%)
7,946	Antero Resources Corp.	280,653	*
12,711	Devon Energy Corp.	766,600
38,126	Exxon Mobil Corp.	3,240,710
12,291	Range Resources Corp.	639,624
		4,927,587
Pharmaceuticals (3.8%)
41,457	Pfizer, Inc.	1,442,289
16,490	Teva Pharmaceutical Industries Ltd. ADR	1,027,327
		2,469,616
Professional Services (0.5%)
2,659	Towers Watson & Co. Class A	351,480

Semiconductors & Semiconductor Equipment (1.8%)
37,212	Intel Corp.	1,163,619

Software (3.1%)
30,516	CA, Inc.	995,127
14,057	FireEye, Inc.	551,737	*
12,339	Microsoft Corp.	501,642
		2,048,506
Specialty Retail (2.3%)
31,197	American Eagle Outfitters, Inc.	532,845
26,559	DSW, Inc. Class A	979,496
		1,512,341
Textiles, Apparel & Luxury Goods (3.4%)
17,140	Ralph Lauren Corp.	2,253,910

Total Common Stocks (Cost $57,930,617)		64,277,052

Short-Term Investments (3.3%)
2,184,405	State Street Institutional Liquid Reserves Fund Premier Class (Cost $2,184,405)	2,184,405

Total Investments (101.3%) (Cost $60,115,022)		66,461,457	##

Liabilities, less cash, receivables and other assets [(1.3%)]		(826,416)

Total Net Assets (100.0%)		$65,635,041

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (90.2%)

Airlines (1.4%)
50,000	Alaska Air Group, Inc.	3,309,000

Banks (1.0%)
18,500	SVB Financial Group	2,350,240	*

Biotechnology (4.9%)
32,500	ACADIA Pharmaceuticals, Inc.	1,059,175	*
32,500	Alkermes PLC	1,981,525	*
23,500	BioMarin Pharmaceutical, Inc.	2,928,570	*
25,000	Incyte Corp.	2,291,500	*
5,000	Puma Biotechnology, Inc.	1,180,550	*
15,000	United Therapeutics Corp.	2,586,525	*
		12,027,845
Capital Markets (3.1%)
15,000	Affiliated Managers Group, Inc.	3,221,700	*
70,000	E*TRADE Financial Corp.	1,998,850	*
42,500	Raymond James Financial, Inc.	2,413,150
		7,633,700
Commercial Services & Supplies (1.3%)
22,500	Stericycle, Inc.	3,159,675	*

Communications Equipment (1.9%)
15,000	F5 Networks, Inc.	1,724,100	*
20,000	Palo Alto Networks, Inc.	2,921,600	*
		4,645,700
Containers & Packaging (1.2%)
37,500	Packaging Corp. of America	2,932,125

Distributors (0.9%)
85,000	LKQ Corp.	2,172,600	*

Diversified Consumer Services (0.6%)
55,000	Service Corp. International	1,432,750

Diversified Financial Services (0.8%)
35,000	CBOE Holdings, Inc.	2,009,175

Electrical Equipment (2.1%)
12,500	Acuity Brands, Inc.	2,102,000
57,500	AMETEK, Inc.	3,021,050
		5,123,050
Electronic Equipment, Instruments & Components (2.7%)
40,000	Amphenol Corp. Class A	2,357,200
60,000	CDW Corp.	2,234,400
22,500	Zebra Technologies Corp. Class A	2,041,088	*
		6,632,688
Food & Staples Retailing (0.7%)
210,000	Rite Aid Corp.	1,824,900	*

Food Products (1.8%)
45,000	Pinnacle Foods, Inc.	1,836,450
60,000	WhiteWave Foods Co.	2,660,400	*
		4,496,850
Health Care Equipment & Supplies (2.6%)
10,400	Cooper Cos., Inc.	1,949,168
18,500	Teleflex, Inc.	2,235,355
79,200	Wright Medical Group, Inc.	2,043,360	*
		6,227,883
Health Care Providers & Services (5.8%)
55,000	Acadia Healthcare Co., Inc.	3,938,000	*
85,000	Envision Healthcare Holdings, Inc.	3,259,750	*
25,000	Omnicare, Inc.	1,926,500
27,500	Quest Diagnostics, Inc.	2,113,375
25,000	Universal Health Services, Inc. Class B	2,942,750
		14,180,375
Health Care Technology (1.9%)
52,500	Cerner Corp.	3,846,150	*
35,000	Veeva Systems, Inc. Class A	893,550	*
		4,739,700
Hotels, Restaurants & Leisure (2.2%)
62,500	Bloomin' Brands, Inc.	1,520,625
10,000	Buffalo Wild Wings, Inc.	1,812,400	*
36,250	Norwegian Cruise Line Holdings Ltd.	1,957,863	*
		5,290,888
Household Durables (0.8%)
35,000	Jarden Corp.	1,851,500	*

Independent Power and Renewable Electricity Producers (0.3%)
25,000	Dynegy, Inc.	785,750	*

Industrial Conglomerates (1.5%)
21,000	Roper Industries, Inc.	3,612,000

Internet & Catalog Retail (0.4%)
37,500	Liberty Interactive Corp. Class A	1,094,625	*

Internet Software & Services (2.7%)
22,500	Akamai Technologies, Inc.	1,598,513	*
11,500	CoStar Group, Inc.	2,275,045	*
30,000	Demandware, Inc.	1,827,000	*
32,500	HomeAway, Inc.	980,525	*
		6,681,083
IT Services (3.2%)
13,500	Alliance Data Systems Corp.	3,999,375	*
22,500	Fiserv, Inc.	1,786,500	*
14,000	FleetCor Technologies, Inc.	2,112,880	*
		7,898,755
Leisure Products (0.9%)
15,000	Polaris Industries, Inc.	2,116,500

Life Sciences Tools & Services (1.1%)
14,500	Illumina, Inc.	2,691,780	*

Machinery (2.5%)
25,000	PACCAR, Inc.	1,578,500
25,000	Pall Corp.	2,509,750
20,000	Wabtec Corp.	1,900,200
		5,988,450
Media (0.8%)
9,500	Charter Communications, Inc. Class A	1,834,545	*

Multiline Retail (2.3%)
32,500	Burlington Stores, Inc.	1,931,150	*
35,000	Dollar Tree, Inc.	2,840,075	*
55,000	Tuesday Morning Corp.	885,500	*
		5,656,725
Oil, Gas & Consumable Fuels (1.7%)
31,500	Antero Resources Corp.	1,112,580	*
37,500	Cabot Oil & Gas Corp.	1,107,375
16,500	Concho Resources, Inc.	1,912,680	*
		4,132,635
Pharmaceuticals (3.3%)
70,000	Akorn, Inc.	3,325,700	*
30,000	Endo International PLC	2,691,000	*
12,500	Jazz Pharmaceuticals PLC	2,159,875	*
		8,176,575
Professional Services (1.5%)
35,000	Nielsen NV	1,559,950
37,500	WageWorks, Inc.	1,999,875	*
		3,559,825
Real Estate Management & Development (1.1%)
16,000	Jones Lang LaSalle, Inc.	2,726,400

Road & Rail (1.6%)
20,000	J.B. Hunt Transport Services, Inc.	1,707,900
30,000	Old Dominion Freight Line, Inc.	2,319,000	*
		4,026,900
Semiconductors & Semiconductor Equipment (6.7%)
35,000	Avago Technologies Ltd.	4,444,300
32,500	Cavium, Inc.	2,301,650	*
42,500	Freescale Semiconductor Ltd.	1,732,300	*
26,500	Lam Research Corp.	1,861,227
35,000	Monolithic Power Systems, Inc.	1,842,750
27,500	NXP Semiconductors NV	2,759,900	*
60,000	SunEdison, Inc.	1,440,000	*
		16,382,127
Software (5.8%)
60,000	Activision Blizzard, Inc.	1,363,500
30,000	Electronic Arts, Inc.	1,764,450	*
40,000	Fortinet, Inc.	1,398,000	*
15,000	Mobileye NV	630,450	*
32,500	ServiceNow, Inc.	2,560,350	*
17,900	Splunk, Inc.	1,059,680	*
52,500	Synchronoss Technologies, Inc.	2,491,650	*
8,500	Ultimate Software Group, Inc.	1,444,617	*
17,500	Workday, Inc. Class A	1,477,175	*
		14,189,872
Specialty Retail (7.5%)
15,000	Advance Auto Parts, Inc.	2,245,350
22,500	Lithia Motors, Inc. Class A	2,236,725
19,100	O'Reilly Automotive, Inc.	4,130,184	*
25,000	Ross Stores, Inc.	2,634,000
12,500	Signet Jewelers Ltd.	1,734,875
35,000	Tractor Supply Co.	2,977,100
30,000	Williams-Sonoma, Inc.	2,391,300
		18,349,534
Textiles, Apparel & Luxury Goods (4.2%)
23,500	Carter's, Inc.	2,173,045
110,800	Hanesbrands, Inc.	3,712,908
17,500	Lululemon Athletica, Inc.	1,120,350	*
40,000	Under Armour, Inc. Class A	3,230,000	*
		10,236,303
Trading Companies & Distributors (0.7%)
17,500	United Rentals, Inc.	1,595,300	*

Wireless Telecommunication Services (2.7%)
35,000	SBA Communications Corp. Class A	4,098,500	*
75,000	T-Mobile US, Inc.	2,376,750	*
		6,475,250

	Total Common Stocks (Cost $147,676,203)	220,251,578

Exchange Traded Funds (2.0%)
50,000	iShares Russell Mid-Cap Growth ETF (Cost $4,638,835)	4,896,500

Short-Term Investments (6.6%)
16,211,410	State Street Institutional Liquid Reserves Fund Premier Class (Cost $16,211,410)	16,211,410

Total Investments (98.8%) (Cost $168,526,448)		241,359,488	##

Cash, receivables and other assets, less liabilities (1.2%)		2,939,597

Total Net Assets (100.0%)		$244,299,085

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (93.9%)

Aerospace & Defense (5.0%)
24,050	General Dynamics Corp.	3,264,306
95,600	Spirit AeroSystems Holdings, Inc. Class A	4,991,276	*
		8,255,582
Auto Components (1.6%)
16,500	Lear Corp.	1,828,530
7,300	TRW Automotive Holdings Corp.	765,405	*
		2,593,935
Banks (8.0%)
96,900	BankUnited, Inc.	3,172,506
52,800	BB&T Corp.	2,058,672
65,400	Comerica, Inc.	2,951,502
225,800	Huntington Bancshares, Inc.	2,495,090
19,400	M&T Bank Corp.	2,463,800
		13,141,570
Building Products (1.6%)
59,000	Owens Corning	2,560,600

Capital Markets (1.8%)
40,400	State Street Corp.	2,970,612

Chemicals (3.0%)
38,700	Ashland, Inc.	4,926,897

Commercial Services & Supplies (7.7%)
153,300	ADT Corp.	6,365,016
168,700	Covanta Holding Corp.	3,783,941
58,800	Tyco International PLC	2,531,928
		12,680,885
Construction & Engineering (1.0%)
119,500	KBR, Inc.	1,730,360

Containers & Packaging (1.0%)
32,100	Avery Dennison Corp.	1,698,411

Electric Utilities (2.1%)
54,200	Edison International	3,385,874

Electrical Equipment (1.0%)
20,800	Regal-Beloit Corp.	1,662,336

Electronic Equipment, Instruments & Components (3.2%)
294,300	Flextronics International Ltd.	3,730,253	*
43,200	Itron, Inc.	1,577,232	*
		5,307,485
Energy Equipment & Services (1.3%)
46,500	Cameron International Corp.	2,098,080	*

Food & Staples Retailing (2.6%)
42,100	CVS Health Corp.	4,345,141

Health Care Equipment & Supplies (2.0%)
28,200	Zimmer Holdings, Inc.	3,314,064

Health Care Providers & Services (2.8%)
21,400	Cardinal Health, Inc.	1,931,778
33,700	Omnicare, Inc.	2,596,922
		4,528,700
Hotels, Restaurants & Leisure (2.8%)
66,100	Darden Restaurants, Inc.	4,583,374

Independent Power and Renewable Electricity Producers (1.9%)
241,300	AES Corp.	3,100,705

IT Services (6.9%)
80,300	Amdocs Ltd.	4,368,320
81,600	Teradata Corp.	3,601,824	*
160,300	Western Union Co.	3,335,843
		11,305,987
Machinery (4.0%)
119,900	Harsco Corp.	2,069,474
77,800	Manitowoc Co., Inc.	1,677,368
22,900	Valmont Industries, Inc.	2,813,952
		6,560,794
Multi-Utilities (1.7%)
134,700	CenterPoint Energy, Inc.	2,749,227

Multiline Retail (2.7%)
56,200	Kohl's Corp.	4,397,650

Oil, Gas & Consumable Fuels (5.5%)
90,300	Cabot Oil & Gas Corp.	2,666,559
56,100	Devon Energy Corp.	3,383,391
38,538	Energy Transfer Partners L.P.	2,148,493
33,400	Southwestern Energy Co.	774,546	*
		8,972,989
Real Estate Investment Trusts (5.5%)
58,777	Corrections Corporation of America	2,366,362
136,900	Starwood Property Trust, Inc.	3,326,670
127,340	Starwood Waypoint Residential Trust	3,291,739
		8,984,771
Road & Rail (2.4%)
182,000	Hertz Global Holdings, Inc.	3,945,760	*

Semiconductors & Semiconductor Equipment (2.1%)
34,400	Skyworks Solutions, Inc.	3,381,176

Software (5.7%)
107,100	Cadence Design Systems, Inc.	1,974,924	*
42,700	Check Point Software Technologies Ltd.	3,500,119	*
272,200	Nuance Communications, Inc.	3,906,070	*
		9,381,113
Specialty Retail (5.1%)
77,700	Best Buy Co., Inc.	2,936,283
151,200	Express, Inc.	2,499,336	*
325,100	Office Depot, Inc.	2,990,920	*
		8,426,539
Trading Companies & Distributors (1.0%)
38,000	AerCap Holdings NV	1,658,700	*

Wireless Telecommunication Services (0.9%)
62,000	Telephone & Data Systems, Inc.	1,543,800

Total Common Stocks (Cost $114,971,813)		154,193,117

Rights (0.0%)

Food & Staples Retailing (0.0%)
39,450	Safeway, Inc. (Casa Ley)	11,835	Ñf*
39,450	Safeway, Inc. (Property Development Centers)	1,925	Ñf*

Total Rights (Cost $41,817)		13,760

Short-Term Investments (7.7%)
12,658,420	State Street Institutional Liquid Reserves Fund Premier Class (Cost $12,658,420)	12,658,420

Total Investments (101.6%) (Cost $127,672,050)		166,865,297	##

Liabilities, less cash, receivables and other assets [(1.6%)]		(2,666,119)

Total Net Assets (100.0%)		$164,199,178

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) 3/31/15

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.1%)
575,000	U.S. Treasury Notes, 0.38%, due 10/31/16	574,236
6,500,000	U.S. Treasury Notes, 0.63%, due 12/31/16	6,515,236
11,755,000	U.S. Treasury Notes, 0.50%, due 1/31/17 – 3/31/17	11,745,541
1,925,000	U.S. Treasury Notes, 1.00%, due 2/15/18	1,932,519
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $20,734,905)	20,767,532

Mortgage-Backed Securities (34.0%)

Adjustable Mixed Balance (1.8%)
2,056,102	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.39%, due 9/20/36	1,812,073	µ
319,464	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.30%, due 6/19/34	309,146	µ
1,216,078	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.53%, due 12/25/34	1,201,828	µ
		3,323,047
Collateralized Mortgage Obligations (0.4%)
652,983	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.39%, due 9/26/33	647,034	µ

Commercial Mortgage-Backed (19.5%)
1,725,461	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	1,728,531
4,879,863	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	4,864,740
1,112,761	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	1,111,199
1,878,925	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,872,285
2,233,245	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	2,231,264
1,862,543	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.81%, due 6/15/38	1,923,690	µ
1,375,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,450,816
2,300,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	2,337,255
4,020,741	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	4,026,442
1,293,988	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	1,320,855
3,506,887	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	3,527,017
598,880	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	600,648	ñ
1,918,393	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	1,922,402
3,279,461	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	3,334,238
421,927	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	423,220	ñ
3,796,917	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	3,805,415
		36,480,017
Mortgage-Backed Non-Agency (1.8%)
606,165	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	676,692	ñ
2,042,543	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,268,744	ñ
375,904	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	424,296	ñ
		3,369,732
Fannie Mae (6.3%)
2,107,364	Pass-Through Certificates, 3.50%, due 10/1/25	2,238,257
3,698,840	Pass-Through Certificates, 3.00%, due 9/1/27	3,883,840
5,241,212	Pass-Through Certificates, 4.50%, due 5/1/41 – 5/1/44	5,727,970
		11,850,067
Freddie Mac (4.2%)
6,765	Pass-Through Certificates, 10.00%, due 4/1/20	6,795
2,185,416	Pass-Through Certificates, 3.50%, due 5/1/26	2,321,563
2,832,364	Pass-Through Certificates, 3.00%, due 1/1/27	2,970,153
2,328,759	Pass-Through Certificates, 4.50%, due 11/1/39	2,541,028
		7,839,539
	Total Mortgage-Backed Securities (Cost $64,058,655)	63,509,436

Corporate Debt Securities (31.7%)

Auto Manufacturers (3.6%)
1,900,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	1,904,336	ñ
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,585,376
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,407,949	ñ
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,005,969	ñ
750,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	750,763	ñ
		6,654,393
Banks (12.6%)
980,000	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	981,892
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,137,231
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,318,882
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,287,429
6,390,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	6,412,589
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	781,730	ñ
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	483,096
1,445,000	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	1,446,839
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,887,811
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,790,147
		23,527,646
Beverages (0.5%)
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,216	ñ
640,000	Suntory Holdings Ltd., Senior Unsecured Notes, 1.65%, due 9/29/17	642,508	ñ
		922,724
Commercial Services (0.2%)
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	305,948	ñ

Computers (0.7%)
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,311,356

Diversified Financial Services (2.4%)
2,145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	2,153,539
1,890,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	1,909,221
425,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	425,270

Electric (0.5%)
895,000	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	898,133	ñ

Electronics (0.5%)
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	1,000,408

Food (0.8%)
650,000	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	652,620	ñ
765,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	767,715	ñ
		1,420,335
Healthcare - Products (1.1%)
245,000	Becton Dickinson & Co., Senior Unsecured Notes, 1.80%, due 12/15/17	246,826
475,000	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	475,280
780,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	783,718	ñ
595,000	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	599,667
		2,105,491
Holding Companies - Diversified (0.3%)
605,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	604,898

Media (2.8%)
2,325,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.79%, due 4/15/16	2,331,864	ñµ
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	350,347
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	415,742
1,940,000	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	2,088,592
		5,186,545
Mining (0.2%)
410,000	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	408,637

Oil & Gas (0.6%)
500,000	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	499,341
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	615,121
		1,114,462
Pharmaceuticals (2.2%)
1,290,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, due 3/12/18	1,307,248
1,430,000	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	1,474,100	ñ
795,000	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	799,954	ñ
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	540,468
		4,121,770
Pipelines (0.9%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	816,188
610,000	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	608,966
170,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	171,585
		1,596,739
Real Estate (0.3%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	643,182	ñ

Real Estate Investment Trusts (0.2%)
475,000	Ventas Realty L.P., Guaranteed Notes, 1.25%, due 4/17/17	473,890

Telecommunications (1.3%)
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,120,467
1,313,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	1,340,794
		2,461,261
	Total Corporate Debt Securities (Cost $58,922,179)	59,245,848

Asset-Backed Securities (23.1%)
4,890,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	4,910,010
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.41%, due 5/15/20	6,807,979	µ
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.44%, due 9/16/19	2,125,440	µ
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.25%, due 12/16/19	4,779,102	µ
2,890,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,885,503
4,200,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.44%, due 5/15/19	4,202,306	µ
3,705,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.27%, due 4/24/17	3,704,481	µ
5,725,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	5,729,219
2,225,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	2,223,983
297,202	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.35%, due 11/23/22	296,891	µ
1,726,652	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.34%, due 4/25/23	1,724,817	µ
1,309,559	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.62%, due 9/25/26	1,304,229	µ
2,325,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	2,332,231
	Total Asset-Backed Securities (Cost $43,025,601)	43,026,191

NUMBER OF SHARES

Short-Term Investments (3.0%)
5,593,556	State Street Institutional Liquid Reserves Fund Premier Class (Cost $5,593,556)	5,593,556

	Total Investments (102.9%) (Cost $192,334,896)	192,142,563	##

	Liabilities, less cash, receivables and other assets [(2.9%)]	(5,347,373)

	Total Net Assets (100.0%)	$186,795,190

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.1%)

Aerospace & Defense (4.3%)
6,500	DigitalGlobe, Inc.	221,455	*
5,825	HEICO Corp.	355,733
2,400	Orbital ATK, Inc.	183,912
		761,100
Banks (5.5%)
5,800	Bank of the Ozarks, Inc.	214,194
8,500	Capital Bank Financial Corp. Class A	234,685	*
11,750	FCB Financial Holdings, Inc. Class A	321,597	*
6,700	Opus Bank	206,896
		977,372
Biotechnology (10.0%)
6,700	ACADIA Pharmaceuticals, Inc.	218,353	*
4,100	AMAG Pharmaceuticals, Inc.	224,106	*
10,000	Amicus Therapeutics, Inc.	108,800	*
800	Bluebird Bio, Inc.	96,616	*
3,800	Cepheid, Inc.	216,220	*
1,200	Esperion Therapeutics, Inc.	111,120	*
4,300	Insmed, Inc.	89,440	*
5,100	Portola Pharmaceuticals, Inc.	193,596	*
2,300	Prothena Corp. PLC	87,699	*
3,300	PTC Therapeutics, Inc.	200,805	*
1,300	Receptos, Inc.	214,357	*
		1,761,112
Building Products (1.2%)
8,600	AAON, Inc.	210,958

Capital Markets (1.2%)
9,500	WisdomTree Investments, Inc.	203,870

Commercial Services & Supplies (2.7%)
42,800	Hudson Technologies, Inc.	178,476	*
4,300	Multi-Color Corp.	298,119
		476,595
Communications Equipment (2.5%)
13,000	Infinera Corp.	255,710	*
1,300	Palo Alto Networks, Inc.	189,904	*
		445,614
Containers & Packaging (1.3%)
15,600	Graphic Packaging Holding Co.	226,824

Diversified Consumer Services (2.5%)
3,550	Bright Horizons Family Solutions, Inc.	182,009	*
10,900	Carriage Services, Inc.	260,183
		442,192
Food & Staples Retailing (1.3%)
6,600	Sprouts Farmers Market, Inc.	232,518	*

Food Products (1.3%)
3,650	Hain Celestial Group, Inc.	233,783	*

Health Care Equipment & Supplies (8.9%)
3,800	DexCom, Inc.	236,892	*
11,100	Globus Medical, Inc. Class A	280,164	*
5,100	Insulet Corp.	170,085	*
4,600	LDR Holding Corp.	168,544	*
14,600	Neovasc, Inc.	131,400	*
8,650	Spectranetics Corp.	300,674	*
10,900	Tornier NV	285,798	*
		1,573,557
Health Care Providers & Services (3.1%)
4,400	Acadia Healthcare Co., Inc.	315,040	*
10,000	AMN Healthcare Services, Inc.	230,700	*
		545,740
Health Care Technology (1.2%)
8,200	Veeva Systems, Inc. Class A	209,346	*

Hotels, Restaurants & Leisure (7.5%)
3,750	Bloomin' Brands, Inc.	91,237
5,400	Diamond Resorts International, Inc.	180,522	*
8,700	Kona Grill, Inc.	247,254	*
6,950	La Quinta Holdings, Inc.	164,576	*
12,400	Penn National Gaming, Inc.	194,184	*
14,000	Ruth's Hospitality Group, Inc.	222,320
4,600	Six Flags Entertainment Corp.	222,686
		1,322,779
Insurance (1.1%)
9,100	Heritage Insurance Holdings, Inc.	200,291	*

Internet Software & Services (9.3%)
7,300	Benefitfocus, Inc.	268,567	*
6,000	comScore, Inc.	307,200	*
4,700	Constant Contact, Inc.	179,587	*
3,900	Criteo SA ADR	154,050	*
3,400	Demandware, Inc.	207,060	*
1,700	MercadoLibre, Inc.	208,284
15,400	Q2 Holdings, Inc.	325,556	*
		1,650,304
Leisure Products (0.7%)
2,400	Brunswick Corp.	123,480

Media (1.4%)
8,400	MDC Partners, Inc. Class A	238,140

Multiline Retail (1.0%)
3,000	Burlington Stores, Inc.	178,260	*

Oil, Gas & Consumable Fuels (3.4%)
4,450	Diamondback Energy, Inc.	341,938	*
21,450	Synergy Resources Corp.	254,182	*
		596,120
Pharmaceuticals (4.0%)
5,700	Akorn, Inc.	270,807	*
8,800	Depomed, Inc.	197,208	*
28,800	IGI Laboratories, Inc.	235,008	*
		703,023
Professional Services (2.1%)
7,150	Paylocity Holding Corp.	204,776	*
3,200	WageWorks, Inc.	170,656	*
		375,432
Road & Rail (1.6%)
3,550	Old Dominion Freight Line, Inc.	274,415	*

Semiconductors & Semiconductor Equipment (5.8%)
3,900	Cavium, Inc.	276,198	*
6,300	M/A-COM Technology Solutions Holdings, Inc.	234,738	*
7,000	Microsemi Corp.	247,800	*
4,950	Monolithic Power Systems, Inc.	260,617
		1,019,353
Software (7.3%)
5,900	Barracuda Networks, Inc.	226,973	*
5,600	Fortinet, Inc.	195,720	*
4,650	Proofpoint, Inc.	275,373	*
4,000	SS&C Technologies Holdings, Inc.	249,200
2,050	Ultimate Software Group, Inc.	348,408	*
		1,295,674
Specialty Retail (4.3%)
2,800	Lithia Motors, Inc. Class A	278,348
10,750	MarineMax, Inc.	284,982	*
2,000	Restoration Hardware Holdings, Inc.	198,380	*
		761,710
Technology Hardware, Storage & Peripherals (0.5%)
3,700	Nimble Storage, Inc.	82,547	*

Textiles, Apparel & Luxury Goods (1.2%)
1,950	G-III Apparel Group Ltd.	219,668	*

Trading Companies & Distributors (0.9%)
1,300	Watsco, Inc.	163,410

Total Common Stocks (Cost $15,820,234)		17,505,187

Short-Term Investments (0.1%)
20,338	State Street Institutional Liquid Reserves Fund Premier Class (Cost $20,338)	20,338

Total Investments (99.2%) (Cost $15,840,572)		17,525,525	##

Cash, receivables and other assets, less liabilities (0.8%)		142,334

Total Net Assets (100.0%)		$17,667,859

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) 3/31/15

NUMBER OF SHARES		VALUE($)	†

Common Stocks (97.4%)

Airlines (2.0%)
118,618	Ryanair Holdings PLC ADR	7,920,124

Auto Components (2.3%)
150,353	BorgWarner, Inc.	9,093,349

Banks (3.6%)
318,377	U.S. Bancorp	13,903,524

Commercial Services & Supplies (1.4%)
193,748	Herman Miller, Inc.	5,378,444

Consumer Finance (4.4%)
218,109	American Express Co.	17,038,675

Diversified Financial Services (3.0%)
50,181	Intercontinental Exchange, Inc.	11,705,722

Diversified Telecommunication Services (1.4%)
102,028	Level 3 Communications, Inc.	5,493,188	*

Electric Utilities (3.0%)
233,622	Eversource Energy	11,802,583

Energy Equipment & Services (3.4%)
158,782	Schlumberger Ltd.	13,248,770

Food & Staples Retailing (2.3%)
59,656	Costco Wholesale Corp.	9,037,586

Food Products (3.4%)
318,514	Unilever NV	13,301,145

Health Care Equipment & Supplies (5.7%)
200,309	Abbott Laboratories	9,280,316
89,735	Becton, Dickinson & Co.	12,885,049
		22,165,365
Health Care Providers & Services (1.2%)
121,165	Premier, Inc. Class A	4,553,381	*

Household Durables (4.9%)
491,902	Newell Rubbermaid, Inc.	19,218,611

Industrial Conglomerates (7.3%)
70,218	3M Co.	11,582,459
200,640	Danaher Corp.	17,034,336
		28,616,795
Industrial Gases (1.8%)
58,648	Praxair, Inc.	7,081,159

Insurance (4.3%)
618,198	Progressive Corp.	16,814,986

Internet Software & Services (3.7%)
247,154	eBay, Inc.	14,255,843	*

IT Services (4.6%)
40,062	Alliance Data Systems Corp.	11,868,368	*
68,129	MasterCard, Inc. Class A	5,885,664
		17,754,032
Oil, Gas & Consumable Fuels (3.3%)
34,535	Cimarex Energy Co.	3,974,633
180,867	Noble Energy, Inc.	8,844,396
		12,819,029
Pharmaceuticals (4.5%)
34,780	Roche Holding AG	9,557,266
161,003	Sanofi ADR	7,959,989
		17,517,255
Professional Services (4.2%)
58,030	ManpowerGroup, Inc.	4,999,285
188,699	Robert Half International, Inc.	11,420,063
		16,419,348
Semiconductors & Semiconductor Equipment (5.1%)
349,120	Texas Instruments, Inc.	19,964,427

Software (4.4%)
52,903	Adobe Systems, Inc.	3,911,648	*
136,112	Intuit, Inc.	13,197,419
		17,109,067
Specialty Chemicals (0.9%)
78,919	Novozymes A/S B Shares	3,602,570

Specialty Retail (5.0%)
34,745	O'Reilly Automotive, Inc.	7,513,259	*
172,369	TJX Cos., Inc.	12,074,448
		19,587,707
Textiles, Apparel & Luxury Goods (1.0%)
130,148	Gildan Activewear, Inc.	3,841,969

Trading Companies & Distributors (5.3%)
415,651	NOW, Inc.	8,994,687	*
49,412	W.W. Grainger, Inc.	11,651,844
		20,646,531
Total Common Stocks (Cost $284,914,652)		379,891,185

Principal Amount

Short-Term Investments (2.6%)

Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.25%, due 4/14/15	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 4/29/15	100,000
		200,000	#
NUMBER OF SHARES

Money Market Fund (2.5%)
9,907,877	State Street Institutional Treasury Money Market Fund Premier Class	9,907,877

Total Short-Term Investments (Cost $10,107,877)		$10,107,877

Total Investments (100.0%) (Cost $295,022,529)		389,999,062	##

Cash, receivables and other assets, less liabilities (0.0%)		86,753

Total Net Assets (100.0%)		$390,085,815

See Notes to Schedule of Investments

March 31, 2015 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Balanced Portfolio (“Balanced”), Growth Portfolio (“Growth”), Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), Small Cap Growth Portfolio (“Small Cap Growth”), and Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
• Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments in equity securities, exchange traded funds and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 31, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$10,044,320	$-	$-	$10,044,320
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	521,324	-	521,324
Mortgage-Backed Securities^	-	1,474,347	-	1,474,347
Corporate Debt Securities^	-	1,212,200	-	1,212,200
Asset-Backed Securities	-	981,137	-	981,137
Short-Term Investments	-	278,827	-	278,827
Total Investments	10,044,320	4,467,835	-	14,512,155
Growth
Investments:
Common Stocks^	8,227,873	-	-	8,227,873
Short-Term Investments	-	8,913	-	8,913
Total Investments	8,227,873	8,913	-	8,236,786
Guardian
Investments:
Common Stocks:
Pharmaceuticals	1,551,724	2,054,345	-	3,606,069
Other Common Stocks^	72,205,921	-	-	72,205,921
Total Common Stocks	73,757,645	2,054,345	-	75,811,990
Short-Term Investments	-	1,430,013	-	1,430,013
Total Investments	73,757,645	3,484,358	-	77,242,003
International Equity
Investments:
Common Stocks^
Australia	-	2,129,943	-	2,129,943
Austria	-	958,000	-	958,000
Belgium	-	700,282	-	700,282
Denmark	-	1,152,403	-	1,152,403
France	436,063	6,429,241	-	6,865,304
Germany	1,085,076	7,997,083	-	9,082,159
Ireland	-	847,925	-	847,925

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Israel	1,848,833	1,031,580	-	2,880,413
Italy	-	946,339	-	946,339
Japan	-	13,341,442	-	13,341,442
Korea	-	1,199,493	-	1,199,493
Netherlands	-	4,247,079	-	4,247,079
Norway	322,972	737,500	-	1,060,472
Singapore	-	1,541,643	-	1,541,643
Sweden	-	1,038,607	-	1,038,607
Switzerland	-	8,476,150	-	8,476,150
United Kingdom	3,138,471	13,188,482	-	16,326,953
Other Common Stocksß	7,172,118	-	-	7,172,118
Total Common Stocks	14,003,533	65,963,192	-	79,966,725
Short-Term Investments	-	720,322	-	720,322
Total Investments	14,003,533	66,683,514	-	80,687,047
Large Cap Value
Investments:
Common Stocks^	64,277,052	-	-	64,277,052
Short-Term Investments	-	2,184,405	-	2,184,405
Total Investments	64,277,052	2,184,405	-	66,461,457
Mid Cap Growth
Investments:
Common Stocks^	220,251,578	-	-	220,251,578
Exchange Traded Funds	4,896,500			4,896,500
Short-Term Investments	-	16,211,410	-	16,211,410
Total Investments	225,148,078	16,211,410	-	241,359,488
Mid Cap Intrinsic Value
Investments:
Common Stocks^	154,193,117	-	-	154,193,117
Rights^	-	-	13,760	13,760
Short-Term Investments	-	12,658,420	-	12,658,420
Total Investments	154,193,117	12,658,420	13,760	166,865,297
Short Duration Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	20,767,532	-	20,767,532
Mortgage-Backed Securities^	-	63,509,436	-	63,509,436
Corporate Debt Securities^	-	59,245,848	-	59,245,848
Asset-Backed Securities	-	43,026,191	-	43,026,191
Short-Term Investments	-	5,593,556	-	5,593,556
Total Investments	-	192,142,563	-	192,142,563
Small Cap Growth
Investments:
Common Stocks^	17,505,187	-	-	17,505,187
Short-Term Investments	-	20,338	-	20,338
Total Investments	17,505,187	20,338	-	17,525,525
Socially Responsive
Investments:
Common Stocks
Pharmaceuticals	7,959,989	9,557,266	-	17,517,255
Specialty Chemicals	-	3,602,570	-	3,602,570
Other Common Stocks^	358,771,360	-	-	358,771,360
Total Common Stocks	366,731,349	13,159,836	-	379,891,185
Short-Term Investments^	-	10,107,877	-	10,107,877
Total Investments	366,731,349	23,267,713	-	389,999,062

^	The Schedule of Investments (or Summary Schedule of Investments by Industry for International Equity) provides information on the industry categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Mid Cap Intrinsic Value	Beginning balance, as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/15
Investments in Securities
Rights
Food & Staples Retailing	$-	$-	$-	$(28,057)	$41,817	$-	$-	$-	$13,760	$(28,057)
Total	$-	$-	$-	$(28,057)	$41,817	$-	$-	$-	$13,760	$(28,057)

As of the period ended March 31, 2015, Mid Cap Intrinsic Value’s Level 3 investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended March 31, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of  January 1, 2015, $1,374,071 was transferred from Level 2 to Level 1 for International Equity due to active market activity on recognized exchanges as of March 31, 2015. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

#	At cost, which approximates market value.

##	At March 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$11,150,935	$3,473,638	$112,418	$3,361,220
Growth	5,361,480	2,939,423	64,117	2,875,306
Guardian	55,002,102	23,744,555	1,504,654	22,239,901
International Equity	75,578,994	8,855,666	3,747,613	5,108,053
Large Cap Value	60,239,550	7,987,750	1,765,843	6,221,907
Mid Cap Growth	168,539,764	74,511,143	1,691,419	72,819,724
Mid Cap Intrinsic Value	127,636,615	43,678,670	4,449,988	39,228,682
Short Duration Bond	192,720,361	747,908	1,325,706	(577,798)
Small Cap Growth	15,887,546	1,796,064	158,085	1,637,979
Socially Responsive	295,477,701	98,826,813	4,305,452	94,521,361

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 31, 2015, these securities amounted to $290,996 or 2.0% of net assets for Balanced, $1,269,259 or 1.6% of net assets for International Equity, and $19,824,305 or 10.6% of net assets for Short Duration Bond.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of March 31, 2015, and their final maturities.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

Ñ	These securities have been deemed by the investment manager to be illiquid. At March 31, 2015, the securities amounted to $13,760 or 0.0% of net assets for Mid Cap Intrinsic Value.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL SELECT PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.
Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: May 20, 2015
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: May 20, 2015